PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.6%
Asset-Backed Securities 9.7%
Automobiles 0.1%
OneMain Direct Auto Receivables Trust, Series 2017-02A, Class E, 144A	4.740%	11/14/25		800	$ 806,216
Collateralized Loan Obligations 7.3%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)^	3.230(c)	10/25/32		3,000	2,995,500
Anchorage Capital Europe 1 CLO (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	3,000	3,303,912
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	275,330
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A2RR, 144A, 3 Month LIBOR + 1.810% (Cap N/A, Floor 0.000%)	3.812(c)	07/17/28		500	498,388
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.186(c)	01/24/29		2,750	2,744,920
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.249(c)	10/15/32		2,000	1,999,966
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900	03/30/32	EUR	1,000	1,120,511
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.352(c)	01/17/28		500	489,846
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	4.216(c)	10/20/28		7,500	7,498,317
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A2, 144A	1.450	05/22/32	EUR	1,500	1,651,685
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	554,050
Elevation CLO Ltd. (Cayman Islands), Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	3.673(c)	04/18/27		6,000	5,988,042
Ellington CLO Ltd. (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	3.841(c)	04/15/29		2,000	1,989,459
Hayfin Emerald CLO DAC (Ireland), Series 02A, Class B2, 144A	2.650	05/27/32	EUR	1,000	1,101,617

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	3.591%(c)	10/20/29	750	$ 743,055
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A2, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.116(c)	04/20/32	2,000	1,995,010
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.916(c)	10/20/31	500	497,918
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-02A, Class A2R, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.801(c)	10/15/28	2,000	1,991,398
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	3.086(c)	07/19/28	3,250	3,246,406
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.549(c)	02/20/31	250	245,851
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.196(c)	10/23/32	9,250	9,248,964
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	3.781(c)	07/15/31	500	495,167
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.009(c)	04/15/29	1,000	996,231
OCP CLO Ltd. (Cayman Islands), Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.627(c)	07/20/32	5,000	4,992,045
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.866(c)	10/20/31	250	246,245
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.616(c)	04/20/31	250	246,283
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.866(c)	10/20/31	2,000	1,994,735
SCOF Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.181(c)	07/15/28	3,250	3,242,487

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.594%(c)	05/07/31		500	$ 493,676
St Paul’s CLO DAC (Ireland), Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	8,289,406
St Paul’s CLO DAC (Netherlands), Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	550,487
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.591(c)	01/15/31		1,750	1,722,915
TCW CLO Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.910(c)	02/15/29		1,000	996,506
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.401(c)	07/15/27		250	247,298
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.953(c)	10/18/31		650	643,566
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	4.191(c)	07/15/31		500	485,693
					75,822,885
Consumer Loans 0.4%
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350	09/14/32		100	100,418
Series 2018-01A, Class C, 144A	3.770	03/14/29		1,000	1,016,008
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260	10/10/23		250	251,816
Series 2018-B, Class B, 144A	4.500	07/08/24		250	254,391
Series 2018-C, Class A, 144A	4.100	10/08/24		1,000	1,020,983
Series 2018-C, Class C, 144A	5.520	10/08/24		500	512,710
Series 2019-A, Class B, 144A	3.870	08/08/25		1,100	1,107,706

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.558%(c)	02/25/23	100	$ 100,606
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.358(c)	08/25/25	200	200,681
				4,565,319
Home Equity Loans 0.0%
New Century Home Equity Loan Trust, Series 2003-06, Class M1, 1 Month LIBOR + 1.080% (Cap 12.500%, Floor 0.720%)	2.788(c)	01/25/34	105	104,451
Other 0.5%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.058(c)	04/25/23	380	380,965
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.508(c)	06/25/24	4,630	4,607,385
				4,988,350
Residential Mortgage-Backed Securities 0.7%
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	626	631,860
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	347	349,633
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	450	454,425
Series 2019-GS03, Class A1, 144A	3.750	04/25/59	278	280,679
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	1,235	1,240,827
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	311	314,160

LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	4.483(c)	05/02/22	2,373	2,372,923

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900%(c)	03/16/23	EUR	760	$ 835,074
Towd Point Mortgage Trust, Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		399	414,549
					6,894,130
Student Loans 0.7%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	—(p)	10/25/48		2,700	190,223
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)	0.148(c)	07/25/39	EUR	810	855,617
Series 2007-02, Class B, 3 Month LIBOR + 0.170% (Cap N/A, Floor 0.000%)	2.110(c)	07/25/25		200	183,862
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.460(cc)	01/16/46		4,007	4,117,835
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	—(p)	11/29/24		2,500	2,500,000
					7,847,537

Total Asset-Backed Securities (cost $101,357,394)					101,028,888
Bank Loans 1.6%
Building Materials 0.2%
Clay Holdco BV (Netherlands), Term Loan	—(p)	11/01/26		2,000	2,152,171

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals 0.2%
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	5.805%(c)	06/26/25	997	$ 940,120
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	10.409(c)	06/26/26	600	543,000
				1,483,120
Computers 0.1%
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.202(c)	09/29/25	1,250	1,254,166
Foods 0.2%
Casino Guichard Perrachon SA (France), Term Loan	—(p)	01/31/24	1,550	1,727,216
Household Products/Wares 0.3%
CRH Nederland BV (Netherlands), Term Loan	—(p)	10/31/27	2,000	2,152,171
Diamond BC BV, Initial USD Term Loan, 2 - 3 Month LIBOR + 3.000%	4.895(c)	09/06/24	1,265	1,200,326
				3,352,497
Mining 0.1%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.452(c)	02/27/23	842	840,427
Retail 0.4%
Stonegate Pub Co. Ltd., Term Loan^	—(p)	10/31/27	3,600	4,562,939
Telecommunications 0.1%
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.814(c)	10/10/24	997	809,607

Total Bank Loans (cost $16,012,289)				16,182,143

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 13.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203%(cc)	05/15/35	100	$ 97,107
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	95,271
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661	08/15/52	12,000	12,089,784
Series 2019-C04, Class XB, IO	1.296(cc)	08/15/52	43,170	4,178,200
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	239,592
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	250	258,679
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	3.214(c)	03/15/37	375	374,300
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	3.815(c)	11/15/35	314	315,384
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.415(c)	10/15/36	5,250	5,258,680
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	12,000	12,070,511
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.903(cc)	01/10/36	3,700	3,831,122
Commercial Mortgage Trust, Series 2019-GC44, Class A4	2.698	08/15/57	10,000	10,091,295
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.415(c)	05/15/36	2,100	2,112,191
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 144A	3.442(cc)	04/05/33	250	249,246
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A3	2.956	01/15/49	1,092	1,096,328
Series 2018-CX11, Class A3	4.095	04/15/51	500	540,371
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.465(c)	05/15/35	93	92,015
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.765(c)	05/15/35	325	323,572
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	250	262,270
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	250	255,698

Fannie Mae-Aces, Series 2016-M07, Class AB1	1.860	09/25/26	73	72,379

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.499%(cc)	03/25/26		1,139	$ 82,389
Series K066, Class X1, IO	0.890(cc)	06/25/27		7,466	365,137
Series KC02, Class X1, IO	0.505(cc)	03/25/24		88,043	1,270,490
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		175	186,849
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/15/49		500	524,319
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR06, Class A3	2.795	11/13/52		20,000	20,205,191
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		1,575	1,636,612
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class A3	2.559	08/15/49		500	504,042
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177	11/10/36		17,100	16,463,160
Series 2019-MEAD, Class XA, IO, 144A	—(p)	11/10/36		297,065	700,034
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, IO, 144A	—(p)	06/15/33		184,540	1,753
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor 0.000%)	2.299(c)	01/23/29	GBP	450	584,743
UBS Commercial Mortgage Trust,
Series 2018-C15, Class A4	4.341	12/15/51		7,150	8,110,047
Series 2019-C17, Class A3	2.669	10/15/52		16,000	16,026,429
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4	4.152	08/15/51		9,000	10,057,866
Series 2019-C51, Class A3	3.055	06/15/52		9,000	9,350,433

Total Commercial Mortgage-Backed Securities (cost $139,681,310)					139,973,489
Corporate Bonds 41.9%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		125	120,013

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Aerospace & Defense 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700%	02/01/27		1,035	$ 1,052,898
Sr. Unsec’d. Notes	3.825	03/01/59		1,500	1,599,635
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		600	616,044
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		200	202,758
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		7,325	7,359,527
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.400	02/01/27		1,040	1,169,835
					12,000,697
Agriculture 0.3%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222	08/15/24		2,440	2,483,677
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		1,000	956,205
					3,439,882
Airlines 0.3%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/22		1,070	1,095,189
Sr. Unsec’d. Notes	3.750	10/28/29		1,720	1,697,916

United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates, Series AA	2.700	11/01/33		460	460,705
					3,253,810
Apparel 0.0%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	100	122,475
Auto Manufacturers 0.2%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100	04/12/21		80	81,181
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46		45	42,119

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350%	11/01/22		2,080	$ 2,088,129
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43		80	88,884
					2,300,313
Auto Parts & Equipment 1.1%
Adient Global Holdings Ltd.,
Gtd. Notes	3.500	08/15/24	EUR	200	200,988
Gtd. Notes, 144A	4.875	08/15/26		850	724,163
Adient US LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/26		600	640,653
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25		1,175	1,199,284
Gtd. Notes	6.250	03/15/26		600	602,209
Gtd. Notes(a)	6.500	04/01/27		2,350	2,373,500
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26		1,750	1,501,429
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25		250	261,881
Gtd. Notes, 144A	6.500	06/01/26		1,600	1,696,051
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		500	506,276
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes	4.750	01/23/25		1,285	1,326,097
					11,032,531
Banks 6.9%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22		550	560,413
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875	04/25/21		1,443	1,476,359
Banco Santander SA (Spain), Sr. Unsec’d. Notes	2.706	06/27/24		2,400	2,424,680
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	–(rr)		110	122,340
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)		1,600	1,843,751
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)		1,300	1,368,282

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	3.419%(ff)	12/20/28		85	$ 89,031
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28		70	74,092
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		2,450	2,465,559
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		1,000	1,031,731
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30		1,900	2,075,069
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50		750	900,715
Sub. Notes, MTN	4.250	10/22/26		460	502,542
Sub. Notes, MTN	4.450	03/03/26		1,820	1,995,923
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	570	638,580
Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	660	713,961
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		600	624,402
Sr. Unsec’d. Notes	4.610(ff)	02/15/23		775	807,565
Sr. Unsec’d. Notes	4.950	01/10/47		220	253,359
Sub. Notes(a)	5.088(ff)	06/20/30		1,000	1,091,049
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	4.400	08/14/28		400	444,204
CIT Group, Inc., Sub. Notes	6.125	03/09/28		150	175,721
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)		235	239,760
Jr. Sub. Notes, Series U	5.000(ff)	–(rr)		975	1,007,169
Sr. Unsec’d. Notes	2.976(ff)	11/05/30		2,770	2,798,450
Sr. Unsec’d. Notes	3.520(ff)	10/27/28		1,025	1,079,828
Sr. Unsec’d. Notes	3.980(ff)	03/20/30		1,270	1,382,369
Sub. Notes	4.450	09/29/27		575	633,019
Corp. Financiera de Desarrollo SA (Peru), Sr. Unsec’d. Notes, 144A	4.750	02/08/22		1,200	1,251,186
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		1,100	1,172,410
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22		1,795	1,807,362
Sr. Unsec’d. Notes, 144A	5.000	01/12/22		200	210,015
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	4.250	02/04/21		2,500	2,536,246
Sr. Unsec’d. Notes, Series D	5.000	02/14/22		600	623,315

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes	6.750%	05/02/24	2,020	$ 2,127,627
Sr. Unsec’d. Notes, 144A	6.750	05/02/24	1,200	1,263,937
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	5.785(c)	–(rr)	95	95,283
Sr. Unsec’d. Notes	3.850	01/26/27	150	159,618
Sr. Unsec’d. Notes(a)	4.223(ff)	05/01/29	1,300	1,428,024
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.973(ff)	05/22/30	2,000	2,136,149
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	1,150	1,195,895
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.406(c)	–(rr)	61	61,512
Jr. Sub. Notes, Series Q	5.150(ff)	–(rr)	1,934	2,018,544
Jr. Sub. Notes, Series R	6.000(ff)	–(rr)	120	129,323
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	95	100,663
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,750	4,107,169
Sr. Unsec’d. Notes(a)	4.452(ff)	12/05/29	2,925	3,314,876
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.900	03/12/24	200	210,275
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.611(c)	–(rr)	250	251,517
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	4,054,322
Sr. Unsec’d. Notes, GMTN(a)	4.431(ff)	01/23/30	1,500	1,691,601
Sub. Notes, GMTN	4.350	09/08/26	2,000	2,188,668
Sub. Notes, MTN	3.950	04/23/27	1,750	1,874,697
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625	09/29/22	1,060	1,094,975
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	300	328,111
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	1,300	1,374,956
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	280	294,983
Truist Financial Corp., Jr. Sub. Notes	4.800(ff)	–(rr)	710	726,269

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125%	09/24/25		510	$ 551,460
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22		2,240	2,422,923
					71,623,834
Building Materials 0.6%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.450	11/19/29		1,195	1,210,692
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26		1,200	1,221,392
Griffon Corp., Gtd. Notes	5.250	03/01/22		150	151,201
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28		1,270	1,344,982
Owens Corning,
Sr. Unsec’d. Notes(a)	4.300	07/15/47		720	677,878
Sr. Unsec’d. Notes	4.400	01/30/48		600	567,232

U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		825	859,969
					6,033,346
Chemicals 2.3%
Alpek SAB de CV (Mexico), Gtd. Notes	4.500	11/20/22		1,413	1,470,031
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23		1,825	1,806,959
Braskem Idesa SAPI (Mexico), Sr. Sec’d. Notes, 144A	7.450	11/15/29		1,410	1,436,063
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	5.875	01/31/50		925	895,252
CeramTec BondCo GmbH (Germany), Sr. Sec’d. Notes	5.250	12/15/25	EUR	750	861,544
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500	12/01/26		100	109,592
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		1,675	1,408,168

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Chemours Co. (The), (cont’d.)
Gtd. Notes(a)	7.000%	05/15/25		875	$ 813,968
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.500	07/19/22		200	203,103
Gtd. Notes	4.125	03/14/21		850	863,673
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.800	05/15/49		220	248,505
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24		1,390	1,503,284
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27		1,500	1,514,642
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49		1,280	1,314,829
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27		1,700	1,721,810
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45		625	729,222
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		200	206,665
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		850	914,891
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		815	822,701
Sr. Unsec’d. Notes	3.450	08/01/25		10	10,563
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Gtd. Notes	6.500	10/01/26	EUR	3,000	3,470,355
Syngenta Finance NV (Switzerland), Gtd. Notes	5.182	04/24/28		285	304,632
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		625	627,524
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		235	232,408
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26		325	327,396
					23,817,780

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 2.0%
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	4.250%	09/25/30	GBP	500	$ 718,683
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	108,354
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25		605	608,168
La Financiere Atalian SASU (France), Gtd. Notes	5.125	05/15/25	EUR	1,800	1,487,295
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		350	378,831
Loxam SAS (France), Sr. Sub. Notes	4.500	04/15/27	EUR	3,050	3,250,477
PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29		1,790	1,789,575
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(a)	8.250	11/15/26		2,900	3,255,676
Sr. Sec’d. Notes	4.500	05/15/26	EUR	1,575	1,885,804
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	1,000	1,247,619
Techem Verwaltungsgesellschaft 674 mbH (Germany), Sr. Sec’d. Notes	6.000	07/30/26	EUR	1,250	1,487,295
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		1,175	1,225,680
Gtd. Notes	5.250	01/15/30		2,800	2,974,393
					20,417,850
Computers 0.7%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		3,300	3,093,231
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		825	872,615
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24		3,175	3,187,739
HT Global IT Solutions Holdings Ltd. (India), Sr. Sec’d. Notes	7.000	07/14/21		200	205,610
					7,359,195

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes(a)	5.625%	09/01/25		1,000	$ 1,054,991
Diversified Financial Services 0.9%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	224,041
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24		1,000	1,062,596
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	360,599
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125	07/15/23		1,600	1,711,015
Gtd. Notes, 144A	9.125	07/15/26		3,445	3,818,824
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24		75	82,258
Springleaf Finance Corp., Gtd. Notes	6.875	03/15/25		1,750	2,000,066
					9,259,399
Electric 2.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875	12/13/21		650	692,570
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22		200	206,090
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24		155	157,759
Sr. Unsec’d. Notes(a)	5.750	01/15/25		4,725	4,844,379
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes, 144A	3.375	09/15/29		295	293,520
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24		2,655	2,718,220
DTE Energy Co., Sr. Unsec’d. Notes, Series C	3.400	06/15/29		1,010	1,044,913
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		200	211,757
Sr. Unsec’d. Notes	5.750	01/26/21		800	798,905

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	01/26/21		2,040	$ 2,037,209
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,075	2,091,966
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		560	564,013
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22		80	82,029
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27		85	91,082
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21		525	549,007
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,303,331
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27		175	189,554
Gtd. Notes, 144A	5.250	06/15/29		200	214,485
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250	05/04/20		500	499,715
Gtd. Notes, EMTN	2.750	05/04/22		300	302,478
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		405	420,923
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	756,483
Sr. Sec’d. Notes, 144A	3.700	01/30/27		1,355	1,340,946
Sr. Unsec’d. Notes, 144A	5.625	02/15/27		225	236,433
					21,647,767
Electrical Components & Equipment 0.2%
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	2,200	2,565,298
Energy-Alternate Sources 0.3%
Azure Power Energy Ltd. (India), Sr. Sec’d. Notes	5.500	11/03/22		2,200	2,233,797
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		710	710,006
					2,943,803

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125%	03/15/27		1,250	$ 1,340,880
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450	06/04/29		690	740,186
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		1,080	1,088,142
					3,169,208
Entertainment 1.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25		200	186,043
Gtd. Notes(a)	5.875	11/15/26		2,625	2,365,143
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		2,050	2,116,817
Cirsa Finance International Sarl (Spain), Sr. Sec’d. Notes	4.750	05/22/25	EUR	850	977,358
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	300	301,477
Sr. Sec’d. Notes, 144A	7.625	11/01/21		1,200	1,081,870
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	131,464
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		2,300	2,436,564
International Game Technology PLC, Sr. Sec’d. Notes, 144A	2.375	04/15/28	EUR	1,625	1,794,294
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		200	212,509
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		1,625	1,687,098
Pinewood Finance Co. Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	700	928,076
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		225	225,187
Gtd. Notes	6.625	05/15/21		425	431,554
Gtd. Notes, 144A	8.250	03/15/26		200	216,408
Sr. Unsec’d. Notes, 144A	7.000	05/15/28		725	754,858
Sr. Unsec’d. Notes, 144A	7.250	11/15/29		725	757,527
					16,604,247

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 1.2%
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500%	07/08/26	GBP	200	$ 295,237
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes	5.750	06/15/25		280	291,004
Gtd. Notes, 144A	5.750	06/15/25		125	129,912
Gtd. Notes, 144A	5.875	07/15/24		2,575	2,654,416
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		50	55,648
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	26,747
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625	10/01/39		585	604,731
Gtd. Notes, 144A	4.875	10/01/49		2,845	2,968,521
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500	11/30/24	EUR	3,820	4,061,578
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	100	107,416
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25		75	77,882
Gtd. Notes, 144A	5.875	09/30/27		50	54,078
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29		75	78,996
Gtd. Notes, 144A	5.625	01/15/28		395	424,045
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100	09/28/48		630	782,958
					12,613,169
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		200	214,177
Sr. Unsec’d. Notes	5.750	05/20/27		1,300	1,418,760
Sr. Unsec’d. Notes	5.875	08/20/26		1,475	1,621,159
					3,254,096

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products 0.1%
DH Europe Finance II Sarl, Gtd. Notes	1.350%	09/18/39	EUR	775	$ 825,719
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	422,867
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	289,753
					1,538,339
Healthcare-Services 1.5%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625	02/15/23		75	76,538
Anthem, Inc., Sr. Unsec’d. Notes	3.700	09/15/49		1,090	1,082,359
Centene Corp.,
Sr. Unsec’d. Notes, 144A	4.250	12/15/27		475	488,023
Sr. Unsec’d. Notes, 144A	4.625	12/15/29		565	591,077
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		33	25,829
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		400	442,405
Gtd. Notes	5.375	09/01/26		200	221,300
Humana, Inc., Sr. Unsec’d. Notes	3.125	08/15/29		1,110	1,127,097
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		1,400	1,430,436
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22		1,000	828,895
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		2,000	2,211,897
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25		250	241,251
Gtd. Notes, 144A	10.000	04/15/27		1,000	1,051,888
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27		1,200	1,254,319
Sr. Unsec’d. Notes(a)	6.750	06/15/23		1,700	1,839,392

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	7.000%	08/01/25	2,075	$ 2,181,344
Sr. Unsec’d. Notes	8.125	04/01/22	150	164,372
				15,258,422
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22	300	302,667
Home Builders 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	1,125	1,141,336
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	1,325	1,487,282
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	175	172,719
Gtd. Notes	6.750	03/15/25	500	519,799
Sr. Unsec’d. Notes, 144A	7.250	10/15/29	2,358	2,499,201
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.125	07/01/22	400	406,932
Gtd. Notes, 144A	6.250	09/15/27	400	418,657
KB Home,
Gtd. Notes	6.875	06/15/27	941	1,073,788
Gtd. Notes	7.500	09/15/22	100	112,591
Lennar Corp., Gtd. Notes	4.750	05/30/25	50	53,702
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	250	261,315
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/25	1,475	1,575,631
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	200	207,271
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	275	293,543
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	400	380,810
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	150	166,596

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875%	06/15/27		400	$ 433,365
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24		350	376,407
Gtd. Notes, 144A	5.875	04/15/23		150	160,994
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		500	514,661
Gtd. Notes	6.000	09/01/23		1,250	1,307,664
Gtd. Notes	7.000	08/15/22		30	30,062
Gtd. Notes, 144A	6.625	07/15/27		1,225	1,322,137
					14,916,463
Household Products/Wares 0.3%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	2,705	2,958,382
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	100	116,532
					3,074,914
Insurance 0.2%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50		75	76,707
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50		2,000	2,049,566
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		75	94,149
					2,220,422
Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	4.625	05/15/29	EUR	400	484,378
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750	01/15/27		175	179,298
					663,676

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.1%
ABJA Investment Co. Pte Ltd. (India), Gtd. Notes	4.850%	01/31/20	200	$ 200,218
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	5.875	06/01/27	1,000	963,783
				1,164,001
Lodging 0.1%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	125	132,540
Sr. Sec’d. Notes, 144A	6.750	11/15/21	50	51,000
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	255	263,942
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	200	220,244
				667,726
Media 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	550	579,077
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	90	92,349
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	3,775	4,044,883
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	100	112,796
Sr. Sec’d. Notes	5.375	05/01/47	205	228,581
Sr. Sec’d. Notes	6.384	10/23/35	1,515	1,896,753
Sr. Sec’d. Notes	6.484	10/23/45	15	18,577
Sr. Sec’d. Notes	6.834	10/23/55	30	38,557
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	9.250	02/15/24	1,977	2,180,219
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	955	980,876
Gtd. Notes	4.150	10/15/28	90	101,364
Gtd. Notes	4.250	10/15/30	30	34,418

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625	08/15/27	590	574,660

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes	5.200%	09/20/47		645	$ 733,553
Gtd. Notes	5.300	05/15/49		70	80,790
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20		150	151,333
Gtd. Notes(a)	7.750	07/01/26		4,550	4,717,437
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	02/15/25		1,100	1,104,500
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26		50	52,207
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22		64	65,002
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.875	01/15/27	GBP	250	330,294
Sr. Sec’d. Notes	5.000	04/15/27	GBP	700	941,846
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	685,522
Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes	4.625	01/15/25	EUR	500	565,998
					20,311,592
Mining 0.3%
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	5.375	04/15/20		200	201,814
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		730	888,582
Newmont Goldcorp Corp., Sr. Unsec’d. Notes	2.800	10/01/29		1,075	1,063,189
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40		760	833,605
Volcan Cia Minera SAA (Peru), Gtd. Notes	5.375	02/02/22		200	207,725
					3,194,915

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 4.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24(d)	2,950	$ 238,886
Antero Resources Corp.,
Gtd. Notes	5.375	11/01/21	1,500	1,383,636
Gtd. Notes	5.625	06/01/23	1,800	1,271,710
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	225	173,259
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	2,116	2,031,074
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250	04/15/27	1,600	1,680,971
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27	1,750	837,261
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	250	262,506
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	343	334,780
Gtd. Notes, 144A	7.250	03/14/27	1,525	1,282,701
Concho Resources, Inc., Gtd. Notes	4.300	08/15/28	1,900	2,040,653
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,282	2,338,010
Gtd. Notes	4.375	01/15/28	600	622,182
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	75	76,796
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	975	455,937
Gtd. Notes, 144A	7.375	05/15/24	686	310,992
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	100	108,701
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	1,710	2,506,284
Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23	200	212,360
Helmerich & Payne, Inc., Gtd. Notes	4.650	03/15/25	589	637,307
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	150	130,111
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/28	700	586,853

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.400%	04/15/29		1,500	$ 1,593,691
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25		1,230	1,340,791
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23		1,350	1,322,886
Gtd. Notes, 144A	7.000	03/31/24		1,225	1,200,769
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		375	292,500
Newfield Exploration Co., Gtd. Notes	5.375	01/01/26		1,580	1,694,888
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.600	08/13/21		430	432,210
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	4.750	01/14/25	EUR	830	1,054,609
Gtd. Notes	5.375	10/01/29	GBP	350	498,978
Gtd. Notes	5.750	02/01/29		25	27,516
Gtd. Notes(a)	5.999	01/27/28		570	637,330
Gtd. Notes	6.625	01/16/34	GBP	730	1,128,509
Gtd. Notes	7.375	01/17/27		920	1,105,090
Gtd. Notes	8.750	05/23/26		850	1,081,417
Gtd. Notes, 144A	5.093	01/15/30		13	13,621
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,195	1,832,204
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	500	567,842
Gtd. Notes	3.625	11/24/25	EUR	630	709,587
Gtd. Notes	6.350	02/12/48		276	260,298
Gtd. Notes	6.500	01/23/29		100	102,908
Gtd. Notes	6.625	06/15/35		400	402,292
Gtd. Notes, 144A	6.490	01/23/27		1,059	1,115,202
Gtd. Notes, 144A	7.690	01/23/50		625	671,117
Gtd. Notes, EMTN	1.875	04/21/22	EUR	500	559,605
Gtd. Notes, EMTN	2.750	04/21/27	EUR	3,130	3,207,193
Gtd. Notes, EMTN	3.750	02/21/24	EUR	390	454,117
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	503,330
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,490	1,714,587
Gtd. Notes, MTN	4.625	09/21/23		370	385,295
Gtd. Notes, MTN	6.750	09/21/47		296	291,772
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25		300	244,628

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp., (cont’d.)
Gtd. Notes(a)	5.000%	03/15/23		1,600	$ 1,389,989
Gtd. Notes	5.875	07/01/22		475	458,565
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24		450	453,784
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		200	213,504
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		200	198,436
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		975	872,625
					49,556,655
Packaging & Containers 0.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	3,600	3,956,205
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	146,994
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes	5.750	10/15/20		412	412,318
					4,515,517
Pharmaceuticals 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.700	05/14/45		715	793,764
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		4,880	5,082,588
Allergan Funding SCS, Gtd. Notes	4.550	03/15/35		1,375	1,494,248
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		90	101,975
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25		3,050	3,171,250
Gtd. Notes, 144A	7.250	05/30/29		240	269,363
Sr. Sec’d. Notes, 144A	5.750	08/15/27		35	37,923

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125%	06/15/39		90	$ 103,739
Sr. Unsec’d. Notes, 144A	4.250	10/26/49		600	712,498
Sr. Unsec’d. Notes, 144A	4.350	11/15/47		45	53,263
Cigna Corp.,
Gtd. Notes	4.375	10/15/28		115	127,296
Gtd. Notes, 144A	3.400	03/01/27		40	41,489
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		10	11,365
Sr. Unsec’d. Notes	5.125	07/20/45		25	29,508
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25		200	124,038
Mylan, Inc., Gtd. Notes	5.200	04/15/48		45	48,816
Nidda BondCo GmbH (Germany),
Gtd. Notes	5.000	09/30/25	EUR	1,900	2,163,888
Gtd. Notes, 144A	5.000	09/30/25	EUR	100	113,889
					14,480,900
Pipelines 0.4%
Energy Transfer Operating LP,
Gtd. Notes	5.300	04/15/47		5	5,181
Gtd. Notes	6.250	04/15/49		750	885,257
Enterprise Products Operating LLC,
Gtd. Notes	4.200	01/31/50		435	464,589
Gtd. Notes, Series D	4.875(ff)	08/16/77		400	393,260
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23		100	102,857
ONEOK, Inc., Gtd. Notes	4.950	07/13/47		25	26,588
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29		1,600	1,546,695
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		225	229,661

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28	925	$ 855,124
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	79,015
				4,588,227
Real Estate 0.4%
Arabian Centres Co. Ltd. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.375	11/26/24	1,655	1,690,297
Franshion Development Ltd. (China), Gtd. Notes	6.750	04/15/21	400	419,985
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	1,350	1,406,115
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	400	395,118
				3,911,515
Real Estate Investment Trusts (REITs) 0.6%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	3.350	09/01/24	745	761,529
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.250	07/15/26	800	832,145
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26	75	79,065
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	4.800	06/01/24	230	245,484
Ventas Realty LP, Gtd. Notes	2.650	01/15/25	3,000	3,015,744
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	351,959
Gtd. Notes, 144A	4.625	12/01/29	510	525,950
				5,811,876

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 1.9%
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22		125	$ 121,330
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28		1,700	1,816,741
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	1,100	1,202,600
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,093,273
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500	05/01/21		1,000	865,342
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		600	399,338
Sr. Unsec’d. Notes	8.625	06/15/20		1,475	985,567
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25		1,600	1,697,264
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		350	361,748
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23		200	212,228
Gtd. Notes	6.875	11/01/35		1,800	1,579,280
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27		1,775	1,706,903
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		1,325	1,094,295
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		3,550	3,685,538
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 3 Month GBP LIBOR + 4.375%	5.160(c)	03/15/22	GBP	200	259,450
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25		375	385,052
Sr. Unsec’d. Notes	5.875	03/01/27		500	515,853
Tasty Bondco 1 SA (Spain), Sr. Sec’d. Notes	6.250	05/15/26	EUR	1,235	1,413,934
					19,395,736

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125%	04/15/21		470	$ 474,992
Gtd. Notes, 144A(a)	3.125	10/15/22		360	366,091
					841,083
Software 0.3%
Infor US, Inc., Gtd. Notes	6.500	05/15/22		395	402,609
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	500	564,471
Microsoft Corp., Sr. Unsec’d. Notes	3.750	02/12/45		25	28,500
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21		2,230	2,304,635
					3,300,215
Telecommunications 3.0%
Altice France SA (France),
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	900	1,001,625
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	700	785,722
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		25	26,644
Sr. Unsec’d. Notes	4.300	02/15/30		75	82,414
Sr. Unsec’d. Notes	4.500	05/15/35		1,000	1,106,995
Sr. Unsec’d. Notes	4.550	03/09/49		675	738,880
Sr. Unsec’d. Notes	4.850	03/01/39		650	742,797
Sr. Unsec’d. Notes	4.900	08/15/37		1,400	1,599,608
Sr. Unsec’d. Notes	5.350	09/01/40		325	389,055
CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39		1,905	1,962,382
CommScope, Inc., Gtd. Notes, 144A(a)	8.250	03/01/27		1,000	1,005,826
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24		2,000	1,901,612
Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750	03/01/23		1,375	687,562

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36		4,350	$ 4,417,129
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23		3,585	2,853,366
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	8.125	06/01/23		1,895	883,904
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		195	195,371
Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes, 144A	3.125	09/15/26	EUR	900	1,005,512
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes	5.373	02/13/22		220	227,998
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		4,025	4,803,606
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes	3.950	06/16/21		450	457,016
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25		1,350	1,081,836
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22		2,948	2,943,308
					30,900,168
Transportation 0.1%
Hidrovias International Finance Sarl (Brazil), Gtd. Notes	5.950	01/24/25		560	568,141
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		110	125,382
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24		650	703,865
					1,397,388

Total Corporate Bonds (cost $428,854,477)					436,646,121

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.3%
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100%	06/01/33	525	$ 562,842
Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1	4.750	07/01/53	700	722,785
Revenue Bonds, Series A-1	5.000	07/01/58	1,780	1,871,011
				2,593,796
Total Municipal Bonds (cost $2,998,455)				3,156,638
Residential Mortgage-Backed Securities 9.1%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.308(c)	04/25/28	137	137,189
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.558(c)	10/25/28	310	310,000
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.158(c)	04/25/29	380	380,000
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.808(c)	07/25/29	2,000	2,002,559
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.308(c)	07/25/29	1,500	1,501,417
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.108(c)	10/25/29	3,800	3,801,973
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.708(c)	10/25/29	3,400	3,398,986
BVRT Financing Trust , Series 2019-01, Class F, 144A^	3.996(ff)	09/15/21	16,084	16,083,802
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.781(c)	12/25/57	127	128,136
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	2,088	2,096,965
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	3.858(c)	09/25/31	8,060	8,107,885

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Credit Suisse Mortgage Trust, Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.171%(c)	10/25/46	3,567	$ 3,569,130
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.408(c)	11/25/28	112	111,689
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.958(c)	04/25/29	106	105,804
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.508(c)	04/25/29	150	150,239
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.708(c)	03/25/31	3,740	3,750,153
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	5.008(c)	10/25/27	500	532,968
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.358(c)	01/25/49	100	101,587
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	11,800	11,802,207
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.308(c)	10/25/28	128	127,780
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.358(c)	05/25/29	436	436,609
JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.573(c)	04/25/46	122	121,789
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	1,171	1,172,216
Series 2019-PR01, Class A1, 144A^	3.858	09/25/59	6,160	6,160,096
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.281(c)	04/01/24	314	313,449
MRA Issuance Trust, Series 2019-03, 144A, 1 Month LIBOR + 1.150%	2.915(c)	01/31/20	10,400	10,394,873
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.458(c)	01/25/48	334	332,976

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.200%(c)	11/27/20		2,705	$ 2,704,946
Series 2019-04, Class PT, 144A^	—(p)	05/27/21		15,100	15,100,000
Radnor Re Ltd. (Bermuda), Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.958(c)	02/25/29		413	412,418
Total Residential Mortgage-Backed Securities (cost $95,290,793)					95,349,841
Sovereign Bonds 7.1%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500	11/12/25		1,500	1,670,072
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.375	01/15/23	EUR	1,000	412,955
Sr. Unsec’d. Notes	3.875	01/15/22	EUR	1,000	435,171
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	155	64,611
Sr. Unsec’d. Notes	5.625	01/26/22		1,400	601,848
Sr. Unsec’d. Notes	6.875	04/22/21		900	406,830
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,593	829,301
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	3	1,404
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes, 144A	5.500	03/31/20		330	332,576
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		3,177	3,400,743
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	4.250	01/26/23		690	686,886
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		1,300	1,386,829
Sr. Unsec’d. Notes	7.500	05/06/21		333	346,871
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	8.750	06/02/23		260	222,657
Sr. Unsec’d. Notes	8.875	10/23/27		250	200,740
Sr. Unsec’d. Notes	10.500	03/24/20		320	312,784
Sr. Unsec’d. Notes	10.750	03/28/22		860	760,530
Sr. Unsec’d. Notes, 144A	10.500	03/24/20		200	195,490
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	170	194,372

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt Government International Bond (Egypt), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	4.750%	04/16/26	EUR	690	$ 782,365
Sr. Unsec’d. Notes, 144A, MTN	6.125	01/31/22		215	222,787
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	635	728,549
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,150	1,266,955
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375	12/01/19		1,450	1,450,000
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes	4.250	09/18/22		1,150	1,116,449
Sr. Unsec’d. Notes, 144A	5.000	09/23/21		240	242,591
Sr. Unsec’d. Notes, 144A	8.250	01/24/24		620	668,185
Sr. Unsec’d. Notes, EMTN	5.375	02/08/21		440	445,424
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes	7.875	03/26/27		400	412,796
Sr. Unsec’d. Notes, 144A	8.125	01/18/26		1,200	1,263,426
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/24	EUR	285	353,441
Bonds	3.000(cc)	02/24/25	EUR	925	1,169,658
Bonds	3.000(cc)	02/24/26	EUR	492	633,948
Bonds	3.000(cc)	02/24/27	EUR	79	103,057
Bonds	3.000(cc)	02/24/28	EUR	750	989,730
Bonds	3.000(cc)	02/24/29	EUR	216	283,305
Bonds	3.000(cc)	02/24/30	EUR	41	54,828
Bonds	3.000(cc)	02/24/31	EUR	58	77,905
Bonds	3.000(cc)	02/24/32	EUR	133	180,229
Bonds	3.000(cc)	02/24/33	EUR	210	281,634
Bonds	3.000(cc)	02/24/34	EUR	65	88,091
Bonds	3.000(cc)	02/24/35	EUR	30	40,546
Bonds	3.000(cc)	02/24/36	EUR	216	292,181
Bonds	3.000(cc)	02/24/37	EUR	35	47,414
Bonds	3.000(cc)	02/24/38	EUR	800	1,083,363
Bonds	3.000(cc)	02/24/39	EUR	1,060	1,448,720
Bonds	3.000(cc)	02/24/40	EUR	130	177,246
Bonds	3.500	01/30/23	EUR	75	90,617
Bonds	3.900	01/30/33	EUR	1,000	1,358,348
Bonds	4.000	01/30/37	EUR	500	688,912
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	400	499,222
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	179,389

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450%	09/18/26	EUR	135	$ 153,005
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	860	989,974
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	550	687,736
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	502,375
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		740	714,555
Sr. Unsec’d. Notes	6.752	03/09/23		200	201,812
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		690	696,250
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,670	2,003,805
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	197,131
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	207,727
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875	06/24/24		1,760	1,876,696
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.500	11/03/21		680	704,664
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		205	223,211
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		930	1,012,614
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.625	06/15/21		200	200,018
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,615	2,956,520
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	405	597,359
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	10.875	01/26/21		627	307,082
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		150	58,066
Provincia de Buenos Aires/Government Bonds (Argentina), Sr. Unsec’d. Notes	9.125	03/16/24		150	55,955
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875	09/27/23		810	931,409
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	1,590	2,598,465
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		3,300	3,875,759

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.750%	09/30/49		955	$ 913,067
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	390	499,020
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	250	319,885
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	318	407,271
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	200	273,889
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	132	153,436
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	214,746
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	114,301
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	1,225,372
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.875	07/25/22		650	646,200
Sr. Unsec’d. Notes	6.250	10/04/20		1,500	1,509,443
Sr. Unsec’d. Notes	6.250	07/27/21		700	703,512
Sr. Unsec’d. Notes, 144A	6.250	10/04/20		405	407,550
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,389,956
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		220	226,049
Sr. Unsec’d. Notes	6.350	08/10/24		1,250	1,296,696
Sr. Unsec’d. Notes	7.250	12/23/23		750	808,930
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		305	313,496
Sr. Unsec’d. Notes	7.750	09/01/21		700	733,156
Sr. Unsec’d. Notes	7.750	09/01/22		100	106,033
Sr. Unsec’d. Notes	7.750	09/01/24		430	454,887
Sr. Unsec’d. Notes	7.750	09/01/26		100	105,543
Sr. Unsec’d. Notes	8.994	02/01/24		200	220,208
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		1,485	1,526,366
Sr. Unsec’d. Notes, 144A(a)	7.750	09/01/22		3,550	3,764,161
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		520	552,429

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	8.994%	02/01/24	650	$ 715,674
Total Sovereign Bonds (cost $74,974,789)				73,537,445
U.S. Treasury Obligations 14.5%
U.S. Treasury Bonds	2.250	08/15/49	7,305	7,367,777
U.S. Treasury Bonds	2.500	02/15/45	20	21,141
U.S. Treasury Bonds	2.750	08/15/47	150	166,758
U.S. Treasury Bonds(k)	2.875	11/15/46	365	414,959
U.S. Treasury Bonds(h)	3.000	05/15/45	27,810	32,168,348
U.S. Treasury Bonds	3.000	05/15/47	20	23,288
U.S. Treasury Bonds	3.125	02/15/43	5,805	6,796,385
U.S. Treasury Bonds	3.125	05/15/48	315	375,933
U.S. Treasury Bonds(k)	3.375	11/15/48	2,000	2,500,313
U.S. Treasury Bonds(k)	3.625	08/15/43	4,765	6,032,192
U.S. Treasury Notes	1.500	10/31/24	20,025	19,892,022
U.S. Treasury Notes	1.625	10/31/26	7,665	7,611,105
U.S. Treasury Notes(k)	1.750	05/15/23	7,420	7,451,303
U.S. Treasury Notes	1.750	11/15/29	2,300	2,294,250
U.S. Treasury Notes	2.000	02/15/25	1,430	1,454,131
U.S. Treasury Notes	2.000	08/15/25	6,620	6,731,195
U.S. Treasury Notes(h)(k)	2.125	05/15/25	15,835	16,202,422
U.S. Treasury Notes(k)	2.250	11/15/27	8,000	8,301,250
U.S. Treasury Notes	2.375	08/15/24	4,560	4,710,338
U.S. Treasury Notes	2.500	05/15/24	8,980	9,309,734
U.S. Treasury Notes	2.625	03/31/25	1,040	1,090,456
U.S. Treasury Notes	2.875	05/31/25	3,000	3,187,969
U.S. Treasury Notes	3.000	09/30/25	1,975	2,117,570
U.S. Treasury Strips Coupon	2.057(s)	11/15/38	1,185	778,767
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	1,200	781,969
U.S. Treasury Strips Coupon	2.208(s)	05/15/39	3,315	2,142,837
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2,247	1,293,517
Total U.S. Treasury Obligations (cost $149,095,361)				151,217,929

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks 0.0%
Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	1,179	$ 12,438
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^(a)	677	140,478
Independent Power & Renewable Electricity Producers 0.0%
Vistra Energy Corp.	10,516	278,989
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)	2,232	15,830

Total Common Stocks (cost $324,829)		447,735

Total Long-Term Investments (cost $1,008,589,697)		1,017,540,229

Short-Term Investments 8.4%
Affiliated Mutual Funds 8.4%
PGIM Core Ultra Short Bond Fund(w)	33,181,833	33,181,833
PGIM Institutional Money Market Fund (cost $53,757,544; includes $53,639,543 of cash collateral for securities on loan)(b)(w)	53,752,610	53,757,985

Total Affiliated Mutual Funds (cost $86,939,377)		86,939,818
Options Purchased*~ 0.0%
(cost $9,690)		22,456

Total Short-Term Investments (cost $86,949,067)		86,962,274
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.0% (cost $1,095,538,764)		1,104,502,503

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Value
Options Written*~ (0.0)%
(premiums received $315,466)	$ (140,312)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 106.0% (cost $1,095,223,298)	1,104,362,191
Liabilities in excess of other assets(z) (6.0)%	(62,236,192)

Net Assets 100.0%	$ 1,042,125,999

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
BROIS—Brazil Overnight Index Swap
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
CMS—Constant Maturity Swap
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $47,467,391 and 4.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,903,921; cash collateral of $53,639,543 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In addition, as of November 30, 2019, $3,719,518 of cash collateral has been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of November 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	149	$ 1,623
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	362	3,688
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	719	7,574
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	720	7,988
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	145	1,500
Total OTC Traded (cost $852)							$22,373

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	12/18/19	4.00%	iTraxx.XO. 31.V1(Q)	5.00%(Q)	EUR	4,000	$ 83
(cost $8,838)
Total Options Purchased (cost $9,690)									$22,456
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V2, 06/20/24	Put	Citibank, N.A.	01/15/20	$ 95.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)		4,000	$ (57)
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$ 95.00	5.00%(Q)	CDX.NA.HY. 33.V1(Q)		95,000	(115,822)
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	06/17/20	4.00%	5.00%(Q)	iTraxx.XO. 31.V1(Q)	EUR	4,000	(24,433)
Total Options Written (premiums received $315,466)									$(140,312)
Futures contracts outstanding at November 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,893	5 Year U.S. Treasury Notes	Mar. 2020	$344,176,594	$ 193,030

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Futures contracts outstanding at November 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,317	10 Year U.S. Treasury Notes	Mar. 2020	$170,366,303	$ 116,824
245	10 Year U.S. Ultra Treasury Notes	Mar. 2020	34,843,594	(39,834)
				270,020
Short Positions:
2,069	2 Year U.S. Treasury Notes	Mar. 2020	446,047,306	67,628
210	5 Year Euro-Bobl	Dec. 2019	31,075,872	352,571
72	10 Year Euro-Bund	Dec. 2019	13,569,683	201,916
69	10 Year Euro-Bund	Mar. 2020	13,156,314	19,704
173	20 Year U.S. Treasury Bonds	Mar. 2020	27,501,594	(125,890)
2	30 Year Euro Buxl	Mar. 2020	455,443	26,922
74	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	13,891,187	(72,762)
132	Euro Schatz Index	Dec. 2019	16,284,624	78,970
				549,059
				$ 819,079
Forward foreign currency exchange contracts outstanding at November 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/20	BNP Paribas S.A.	AUD	2,381	$ 1,635,000	$ 1,612,961	$ —	$ (22,039)
Expiring 01/22/20	BNP Paribas S.A.	AUD	1,496	1,029,000	1,013,260	—	(15,740)
Expiring 01/22/20	Morgan Stanley & Co. International PLC	AUD	2,066	1,420,000	1,399,189	—	(20,811)
Expiring 01/22/20	Morgan Stanley & Co. International PLC	AUD	862	591,000	584,064	—	(6,936)
Expiring 01/22/20	UBS AG	AUD	1,968	1,354,000	1,333,290	—	(20,710)
Brazilian Real,
Expiring 12/03/19	Barclays Bank PLC	BRL	2,209	549,000	521,090	—	(27,910)
Expiring 12/03/19	Morgan Stanley & Co. International PLC	BRL	12,717	3,025,087	2,999,736	—	(25,351)
British Pound,
Expiring 01/17/20	Barclays Bank PLC	GBP	1,321	1,700,000	1,711,966	11,966	—
Expiring 01/17/20	Barclays Bank PLC	GBP	916	1,189,000	1,186,891	—	(2,109)
Expiring 01/17/20	Barclays Bank PLC	GBP	812	1,048,000	1,052,223	4,223	—
Expiring 01/17/20	Barclays Bank PLC	GBP	425	550,000	551,253	1,253	—
Expiring 01/17/20	BNP Paribas S.A.	GBP	1,269	1,646,000	1,644,201	—	(1,799)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	1,493	1,922,000	1,934,765	12,765	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	985	1,270,000	1,276,794	6,794	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	714	$ 919,000	$ 925,485	$ 6,485	$ —
Canadian Dollar,
Expiring 01/22/20	Barclays Bank PLC	CAD	7,222	5,500,882	5,439,114	—	(61,768)
Expiring 01/22/20	Barclays Bank PLC	CAD	2,293	1,757,000	1,727,006	—	(29,994)
Expiring 01/22/20	BNP Paribas S.A.	CAD	1,414	1,075,000	1,064,612	—	(10,388)
Expiring 01/22/20	BNP Paribas S.A.	CAD	1,327	1,015,000	999,149	—	(15,851)
Expiring 01/22/20	JPMorgan Chase Bank, N.A.	CAD	1,761	1,341,000	1,326,604	—	(14,396)
Chilean Peso,
Expiring 12/18/19	Barclays Bank PLC	CLP	2,255,754	2,833,862	2,806,463	—	(27,399)
Expiring 12/18/19	Barclays Bank PLC	CLP	423,194	593,000	526,511	—	(66,489)
Expiring 12/18/19	Goldman Sachs International	CLP	1,165,124	1,630,000	1,449,572	—	(180,428)
Expiring 12/18/19	Goldman Sachs International	CLP	392,544	542,000	488,377	—	(53,623)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	5,889,764	7,408,508	7,327,663	—	(80,845)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	4,976,959	6,260,326	6,192,011	—	(68,315)
Expiring 12/18/19	UBS AG	CLP	508,496	717,000	632,638	—	(84,362)
Expiring 03/18/20	Barclays Bank PLC	CLP	1,142,713	1,441,000	1,425,026	—	(15,974)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	1,315,969	1,659,000	1,641,086	—	(17,914)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	155,881	21,971,753	22,123,648	151,895	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	7,886	1,113,000	1,119,241	6,241	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	7,742	1,099,000	1,098,845	—	(155)
Expiring 02/14/20	Citibank, N.A.	CNH	10,694	1,525,000	1,517,741	—	(7,259)
Expiring 02/14/20	Citibank, N.A.	CNH	7,842	1,108,000	1,113,018	5,018	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	10,300	1,468,000	1,461,788	—	(6,212)
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	7,952	1,127,000	1,128,629	1,629	—
Expiring 02/14/20	UBS AG	CNH	6,674	943,000	947,164	4,164	—
Colombian Peso,
Expiring 12/18/19	Citibank, N.A.	COP	2,318,976	671,000	658,585	—	(12,415)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	25,870,557	7,503,062	7,347,190	—	(155,872)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	3,530,436	1,063,000	1,002,637	—	(60,363)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	COP	3,138,273	928,000	891,264	—	(36,736)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	COP	1,824,876	549,000	518,261	—	(30,739)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	2,480,833	716,000	701,127	—	(14,873)
Czech Koruna,
Expiring 01/17/20	Citibank, N.A.	CZK	16,497	720,000	712,579	—	(7,421)
Expiring 01/17/20	Citibank, N.A.	CZK	14,692	630,000	634,591	4,591	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	31,535	1,371,000	1,362,123	—	(8,877)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	22,102	945,000	954,693	9,693	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	19,514	852,000	842,902	—	(9,098)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 01/17/20	UBS AG	CZK	13,484	$ 586,000	$ 582,454	$ —	$ (3,546)
Euro,
Expiring 01/17/20	Barclays Bank PLC	EUR	2,243	2,495,000	2,479,833	—	(15,167)
Expiring 01/17/20	Barclays Bank PLC	EUR	1,921	2,157,000	2,123,881	—	(33,119)
Expiring 01/17/20	Barclays Bank PLC	EUR	1,863	2,088,000	2,059,682	—	(28,318)
Expiring 01/17/20	Barclays Bank PLC	EUR	711	796,000	786,608	—	(9,392)
Expiring 01/17/20	BNP Paribas S.A.	EUR	4,076	4,530,000	4,507,536	—	(22,464)
Expiring 01/17/20	BNP Paribas S.A.	EUR	1,279	1,423,000	1,414,461	—	(8,539)
Expiring 01/17/20	BNP Paribas S.A.	EUR	816	906,000	902,714	—	(3,286)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	EUR	604	677,000	667,675	—	(9,325)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	EUR	600	671,000	663,422	—	(7,578)
Hungarian Forint,
Expiring 01/17/20	Citibank, N.A.	HUF	223,360	746,000	737,913	—	(8,087)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	HUF	245,432	821,000	810,832	—	(10,168)
Indian Rupee,
Expiring 12/18/19	Barclays Bank PLC	INR	64,365	904,000	895,529	—	(8,471)
Expiring 12/18/19	Barclays Bank PLC	INR	58,077	815,000	808,044	—	(6,956)
Expiring 12/18/19	Citibank, N.A.	INR	146,329	2,007,877	2,035,926	28,049	—
Expiring 12/18/19	Citibank, N.A.	INR	76,312	1,057,000	1,061,756	4,756	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	344,543	4,742,511	4,793,749	51,238	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	93,407	1,290,000	1,299,603	9,603	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	75,562	1,051,000	1,051,315	315	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	59,478	827,000	827,535	535	—
Indonesian Rupiah,
Expiring 12/18/19	Barclays Bank PLC	IDR	22,085,244	1,564,000	1,562,028	—	(1,972)
Expiring 12/18/19	Barclays Bank PLC	IDR	18,718,119	1,331,000	1,323,881	—	(7,119)
Expiring 12/18/19	Barclays Bank PLC	IDR	13,057,968	924,000	923,554	—	(446)
Expiring 12/18/19	Barclays Bank PLC	IDR	11,857,440	840,000	838,644	—	(1,356)
Expiring 12/18/19	Barclays Bank PLC	IDR	7,847,360	548,000	555,022	7,022	—
Expiring 12/18/19	Citibank, N.A.	IDR	20,534,320	1,450,000	1,452,336	2,336	—
Expiring 12/18/19	Citibank, N.A.	IDR	16,168,112	1,147,000	1,143,526	—	(3,474)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	15,727,118	1,114,000	1,112,335	—	(1,665)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	9,450,060	659,000	668,377	9,377	—
Israeli Shekel,
Expiring 12/18/19	Bank of America, N.A.	ILS	5,155	1,479,000	1,484,553	5,553	—
Expiring 12/18/19	Barclays Bank PLC	ILS	4,254	1,227,000	1,225,140	—	(1,860)
Expiring 12/18/19	Barclays Bank PLC	ILS	3,450	992,000	993,510	1,510	—
Expiring 12/18/19	Barclays Bank PLC	ILS	2,872	829,000	827,101	—	(1,899)
Expiring 12/18/19	Barclays Bank PLC	ILS	2,396	685,000	689,919	4,919	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 12/18/19	Citibank, N.A.	ILS	4,575	$ 1,296,000	$ 1,317,600	$ 21,600	$ —
Expiring 12/18/19	Citibank, N.A.	ILS	3,506	996,000	1,009,696	13,696	—
Expiring 12/18/19	Citibank, N.A.	ILS	2,604	746,000	749,983	3,983	—
Expiring 12/18/19	Citibank, N.A.	ILS	1,932	551,000	556,464	5,464	—
Japanese Yen,
Expiring 01/17/20	Barclays Bank PLC	JPY	199,562	1,844,000	1,830,188	—	(13,812)
Expiring 01/17/20	Barclays Bank PLC	JPY	156,645	1,449,000	1,436,594	—	(12,406)
Expiring 01/17/20	Barclays Bank PLC	JPY	138,714	1,285,000	1,272,155	—	(12,845)
Expiring 01/17/20	Barclays Bank PLC	JPY	97,359	901,000	892,881	—	(8,119)
Expiring 01/17/20	BNP Paribas S.A.	JPY	68,888	638,000	631,771	—	(6,229)
Expiring 01/17/20	Citibank, N.A.	JPY	72,917	676,000	668,724	—	(7,276)
Mexican Peso,
Expiring 12/18/19	Barclays Bank PLC	MXN	20,163	1,047,000	1,028,448	—	(18,552)
Expiring 12/18/19	Barclays Bank PLC	MXN	10,529	542,000	537,038	—	(4,962)
Expiring 12/18/19	Citibank, N.A.	MXN	10,907	564,000	556,322	—	(7,678)
Expiring 12/18/19	Goldman Sachs International	MXN	9,554	491,000	487,306	—	(3,694)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	14,990	770,000	764,566	—	(5,434)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	5,822	288,529	296,962	8,433	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	20,722	1,073,000	1,056,950	—	(16,050)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	13,315	670,000	679,168	9,168	—
Expiring 12/18/19	UBS AG	MXN	18,369	952,000	936,948	—	(15,052)
Expiring 03/18/20	Goldman Sachs International	MXN	96,301	4,855,857	4,849,011	—	(6,846)
New Taiwanese Dollar,
Expiring 12/18/19	Barclays Bank PLC	TWD	115,184	3,779,000	3,777,128	—	(1,872)
Expiring 12/18/19	Barclays Bank PLC	TWD	55,806	1,844,000	1,829,995	—	(14,005)
Expiring 12/18/19	Barclays Bank PLC	TWD	47,180	1,557,000	1,547,140	—	(9,860)
Expiring 12/18/19	Barclays Bank PLC	TWD	30,306	1,003,000	993,787	—	(9,213)
Expiring 12/18/19	Barclays Bank PLC	TWD	28,639	948,000	939,137	—	(8,863)
Expiring 12/18/19	Barclays Bank PLC	TWD	27,859	919,000	913,572	—	(5,428)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	108,435	3,574,000	3,555,821	—	(18,179)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	60,853	2,010,000	1,995,492	—	(14,508)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	55,911	1,826,000	1,833,430	7,430	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	45,224	1,477,000	1,483,001	6,001	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	29,140	963,000	955,576	—	(7,424)
New Zealand Dollar,
Expiring 01/22/20	Barclays Bank PLC	NZD	2,485	1,585,000	1,596,374	11,374	—
Expiring 01/22/20	Barclays Bank PLC	NZD	1,794	1,148,000	1,152,534	4,534	—
Expiring 01/22/20	BNP Paribas S.A.	NZD	2,537	1,638,000	1,629,945	—	(8,055)
Expiring 01/22/20	BNP Paribas S.A.	NZD	1,635	1,050,000	1,050,101	101	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 01/17/20	Bank of America, N.A.	NOK	67,542	$ 7,417,603	$ 7,334,583	$ —	$ (83,020)
Expiring 01/17/20	Barclays Bank PLC	NOK	17,783	1,960,000	1,931,061	—	(28,939)
Expiring 01/17/20	Barclays Bank PLC	NOK	6,141	669,000	666,874	—	(2,126)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	NOK	64,196	7,062,766	6,971,215	—	(91,551)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	NOK	7,147	783,000	776,105	—	(6,895)
Peruvian Nuevo Sol,
Expiring 12/18/19	Bank of America, N.A.	PEN	4,303	1,269,000	1,262,856	—	(6,144)
Expiring 12/18/19	Barclays Bank PLC	PEN	3,004	894,000	881,538	—	(12,462)
Expiring 12/18/19	BNP Paribas S.A.	PEN	15,127	4,475,377	4,439,522	—	(35,855)
Expiring 12/18/19	BNP Paribas S.A.	PEN	3,235	957,000	949,544	—	(7,456)
Expiring 12/18/19	BNP Paribas S.A.	PEN	2,824	831,000	828,758	—	(2,242)
Expiring 12/18/19	BNP Paribas S.A.	PEN	2,731	802,000	801,412	—	(588)
Expiring 12/18/19	Citibank, N.A.	PEN	3,136	927,000	920,389	—	(6,611)
Expiring 12/18/19	Goldman Sachs International	PEN	22,252	6,592,083	6,530,564	—	(61,519)
Philippine Peso,
Expiring 12/18/19	Barclays Bank PLC	PHP	107,894	2,109,000	2,120,855	11,855	—
Expiring 12/18/19	Barclays Bank PLC	PHP	66,677	1,311,540	1,310,662	—	(878)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	158,876	3,041,706	3,122,988	81,282	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	98,652	1,951,000	1,939,175	—	(11,825)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	65,918	1,291,000	1,295,744	4,744	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	54,523	1,077,000	1,071,749	—	(5,251)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PHP	59,189	1,134,000	1,163,467	29,467	—
Polish Zloty,
Expiring 01/17/20	Barclays Bank PLC	PLN	3,181	830,000	812,107	—	(17,893)
Expiring 01/17/20	BNP Paribas S.A.	PLN	3,139	822,000	801,274	—	(20,726)
Expiring 01/17/20	Citibank, N.A.	PLN	4,265	1,096,000	1,088,700	—	(7,300)
Expiring 01/17/20	Citibank, N.A.	PLN	4,073	1,060,000	1,039,688	—	(20,312)
Expiring 01/17/20	Citibank, N.A.	PLN	3,437	885,000	877,316	—	(7,684)
Expiring 01/17/20	Citibank, N.A.	PLN	2,617	683,000	667,945	—	(15,055)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	PLN	10,746	2,761,000	2,743,281	—	(17,719)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	PLN	2,528	656,000	645,405	—	(10,595)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	PLN	4,563	1,192,000	1,164,851	—	(27,149)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	PLN	2,271	590,000	579,620	—	(10,380)
Expiring 01/17/20	UBS AG	PLN	2,405	626,000	613,935	—	(12,065)
Russian Ruble,
Expiring 12/18/19	Barclays Bank PLC	RUB	68,306	1,031,000	1,058,620	27,620	—
Expiring 12/18/19	Barclays Bank PLC	RUB	51,318	789,000	795,333	6,333	—
Expiring 12/18/19	Barclays Bank PLC	RUB	38,014	580,000	589,150	9,150	—
Expiring 12/18/19	Barclays Bank PLC	RUB	37,224	573,000	576,898	3,898	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	RUB	31,189	$ 471,000	$ 483,379	$ 12,379	$ —
Expiring 12/18/19	Citibank, N.A.	RUB	71,096	1,098,000	1,101,852	3,852	—
Expiring 12/18/19	Citibank, N.A.	RUB	55,586	831,000	861,477	30,477	—
Expiring 12/18/19	Citibank, N.A.	RUB	37,697	580,000	584,237	4,237	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	RUB	26,082	406,000	404,222	—	(1,778)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	RUB	25,763	404,000	399,283	—	(4,717)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	372,413	5,480,696	5,771,736	291,040	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	142,097	2,100,000	2,202,240	102,240	—
Expiring 03/18/20	Goldman Sachs International	RUB	291,145	4,485,427	4,466,915	—	(18,512)
Expiring 03/18/20	Goldman Sachs International	RUB	268,749	4,140,969	4,123,307	—	(17,662)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	298,839	4,612,422	4,584,965	—	(27,457)
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	2,390	1,755,000	1,748,025	—	(6,975)
Expiring 12/18/19	Barclays Bank PLC	SGD	1,177	854,000	860,610	6,610	—
Expiring 12/18/19	Citibank, N.A.	SGD	2,867	2,085,789	2,096,408	10,619	—
Expiring 12/18/19	Citibank, N.A.	SGD	1,793	1,316,000	1,311,421	—	(4,579)
Expiring 12/18/19	Citibank, N.A.	SGD	1,530	1,111,000	1,118,870	7,870	—
Expiring 12/18/19	Goldman Sachs International	SGD	2,669	1,965,000	1,951,664	—	(13,336)
Expiring 12/18/19	Goldman Sachs International	SGD	1,716	1,265,000	1,254,639	—	(10,361)
Expiring 12/18/19	Goldman Sachs International	SGD	1,606	1,180,000	1,174,488	—	(5,512)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	2,494	1,832,000	1,824,081	—	(7,919)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	2,419	1,777,000	1,768,738	—	(8,262)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	2,224	1,633,000	1,626,524	—	(6,476)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	1,732	1,273,000	1,266,644	—	(6,356)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	1,529	1,127,000	1,117,928	—	(9,072)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	1,216	879,000	889,307	10,307	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	3,232	2,349,000	2,363,124	14,124	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	2,825	2,030,670	2,066,102	35,432	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	1,786	1,302,000	1,305,982	3,982	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	1,508	1,107,000	1,102,849	—	(4,151)
South African Rand,
Expiring 12/18/19	Barclays Bank PLC	ZAR	6,182	420,000	420,578	578	—
Expiring 12/18/19	Citibank, N.A.	ZAR	11,494	769,000	781,943	12,943	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	6,867	468,000	467,188	—	(812)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	6,786	460,000	461,689	1,689	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	5,114	343,000	347,907	4,907	—
Expiring 12/18/19	UBS AG	ZAR	10,974	739,000	746,622	7,622	—
Expiring 12/18/19	UBS AG	ZAR	8,225	541,000	559,537	18,537	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 12/18/19	Barclays Bank PLC	KRW	1,774,195	$ 1,486,000	$ 1,502,332	$ 16,332	$ —
Expiring 12/18/19	Barclays Bank PLC	KRW	1,651,437	1,405,000	1,398,384	—	(6,616)
Expiring 12/18/19	Barclays Bank PLC	KRW	1,016,812	874,000	861,004	—	(12,996)
Expiring 12/18/19	Barclays Bank PLC	KRW	790,777	683,000	669,605	—	(13,395)
Expiring 12/18/19	BNP Paribas S.A.	KRW	2,713,849	2,284,000	2,298,001	14,001	—
Expiring 12/18/19	BNP Paribas S.A.	KRW	1,597,499	1,343,000	1,352,711	9,711	—
Expiring 12/18/19	BNP Paribas S.A.	KRW	1,030,366	880,000	872,481	—	(7,519)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	2,287,260	1,978,000	1,936,779	—	(41,221)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	1,867,623	1,573,000	1,581,444	8,444	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	1,717,672	1,445,000	1,454,469	9,469	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	1,160,035	985,000	982,280	—	(2,720)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	823,508	703,000	697,321	—	(5,679)
Expiring 03/18/20	BNP Paribas S.A.	KRW	5,271,569	4,489,689	4,472,533	—	(17,156)
Swedish Krona,
Expiring 01/17/20	Barclays Bank PLC	SEK	13,582	1,407,000	1,422,459	15,459	—
Expiring 01/17/20	Barclays Bank PLC	SEK	9,820	1,021,000	1,028,454	7,454	—
Expiring 01/17/20	Barclays Bank PLC	SEK	9,543	994,000	999,477	5,477	—
Expiring 01/17/20	Barclays Bank PLC	SEK	7,562	791,000	791,995	995	—
Expiring 01/17/20	Barclays Bank PLC	SEK	5,870	612,000	614,805	2,805	—
Expiring 01/17/20	BNP Paribas S.A.	SEK	8,437	882,000	883,677	1,677	—
Expiring 01/17/20	Citibank, N.A.	SEK	5,757	599,000	602,918	3,918	—
Expiring 01/17/20	Goldman Sachs International	SEK	19,834	2,079,000	2,077,262	—	(1,738)
Swiss Franc,
Expiring 01/17/20	Barclays Bank PLC	CHF	1,566	1,577,000	1,572,615	—	(4,385)
Expiring 01/17/20	BNP Paribas S.A.	CHF	770	786,000	773,215	—	(12,785)
Expiring 01/17/20	BNP Paribas S.A.	CHF	644	650,000	646,508	—	(3,492)
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	64,735	2,119,000	2,143,181	24,181	—
Expiring 12/18/19	Barclays Bank PLC	THB	30,989	1,005,000	1,025,951	20,951	—
Expiring 12/18/19	Barclays Bank PLC	THB	29,445	964,000	974,841	10,841	—
Expiring 12/18/19	BNP Paribas S.A.	THB	40,229	1,323,000	1,331,856	8,856	—
Expiring 12/18/19	Citibank, N.A.	THB	44,602	1,459,000	1,476,615	17,615	—
Expiring 12/18/19	Citibank, N.A.	THB	42,409	1,385,000	1,404,015	19,015	—
Expiring 12/18/19	Citibank, N.A.	THB	38,049	1,242,000	1,259,668	17,668	—
Expiring 12/18/19	Goldman Sachs International	THB	57,345	1,879,000	1,898,495	19,495	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	191,673	6,246,077	6,345,684	99,607	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	81,159	2,639,000	2,686,912	47,912	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	48,456	1,595,000	1,604,225	9,225	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	37,430	1,224,000	1,239,183	15,183	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	27,941	$ 913,000	$ 925,021	$ 12,021	$ —
Expiring 12/18/19	Morgan Stanley & Co. International PLC	THB	67,690	2,211,000	2,240,989	29,989	—
Expiring 12/18/19	UBS AG	THB	53,026	1,742,000	1,755,535	13,535	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	441,221	14,630,787	14,635,324	4,537	—
Turkish Lira,
Expiring 12/18/19	Barclays Bank PLC	TRY	3,488	592,000	603,542	11,542	—
Expiring 12/18/19	Barclays Bank PLC	TRY	2,408	417,000	416,686	—	(314)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	12,429	2,104,494	2,150,900	46,406	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	1,577	270,000	272,895	2,895	—
Expiring 12/18/19	UBS AG	TRY	4,258	727,000	736,946	9,946	—
Expiring 12/18/19	UBS AG	TRY	1,640	285,371	283,729	—	(1,642)
				$386,678,720	$385,945,815	1,734,670	(2,467,575)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/20	Barclays Bank PLC	AUD	1,880	$ 1,286,000	$ 1,273,362	$ 12,638	$ —
Expiring 01/22/20	Barclays Bank PLC	AUD	1,858	1,260,000	1,258,508	1,492	—
Expiring 01/22/20	BNP Paribas S.A.	AUD	1,195	825,000	809,579	15,421	—
Expiring 01/22/20	BNP Paribas S.A.	AUD	1,161	794,000	786,674	7,326	—
Expiring 01/22/20	JPMorgan Chase Bank, N.A.	AUD	1,852	1,281,000	1,254,849	26,151	—
Expiring 01/22/20	Morgan Stanley & Co. International PLC	AUD	14,627	10,014,302	9,908,601	105,701	—
Brazilian Real,
Expiring 12/03/19	BNP Paribas S.A.	BRL	7,423	1,858,157	1,750,851	107,306	—
Expiring 12/03/19	Goldman Sachs International	BRL	5,288	1,261,000	1,247,220	13,780	—
Expiring 12/03/19	JPMorgan Chase Bank, N.A.	BRL	2,216	535,000	522,756	12,244	—
Expiring 02/04/20	BNP Paribas S.A.	BRL	5,180	1,234,000	1,218,295	15,705	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	12,717	3,016,120	2,991,213	24,907	—
British Pound,
Expiring 01/17/20	Bank of America, N.A.	GBP	972	1,263,000	1,259,855	3,145	—
Expiring 01/17/20	Barclays Bank PLC	GBP	2,101	2,666,097	2,722,733	—	(56,636)
Expiring 01/17/20	Barclays Bank PLC	GBP	1,841	2,373,000	2,385,751	—	(12,751)
Expiring 01/17/20	Barclays Bank PLC	GBP	1,230	1,583,000	1,594,180	—	(11,180)
Expiring 01/17/20	Barclays Bank PLC	GBP	1,199	1,552,000	1,554,346	—	(2,346)
Expiring 01/17/20	Barclays Bank PLC	GBP	965	1,258,000	1,250,373	7,627	—
Expiring 01/17/20	Barclays Bank PLC	GBP	361	463,000	468,128	—	(5,128)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 01/17/20	BNP Paribas S.A.	GBP	1,520	$ 1,954,000	$ 1,969,878	$ —	$ (15,878)
Expiring 01/17/20	BNP Paribas S.A.	GBP	1,007	1,304,000	1,305,108	—	(1,108)
Expiring 01/17/20	BNP Paribas S.A.	GBP	907	1,174,000	1,175,221	—	(1,221)
Expiring 01/17/20	BNP Paribas S.A.	GBP	475	610,021	615,546	—	(5,525)
Expiring 01/17/20	Citibank, N.A.	GBP	2,101	2,646,934	2,722,732	—	(75,798)
Expiring 01/17/20	Citibank, N.A.	GBP	1,230	1,590,000	1,593,359	—	(3,359)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	2,221	2,872,000	2,877,996	—	(5,996)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	GBP	402	517,597	521,177	—	(3,580)
Canadian Dollar,
Expiring 01/22/20	Barclays Bank PLC	CAD	2,168	1,641,000	1,632,750	8,250	—
Expiring 01/22/20	Barclays Bank PLC	CAD	1,657	1,254,000	1,247,620	6,380	—
Expiring 01/22/20	BNP Paribas S.A.	CAD	2,681	2,028,000	2,018,909	9,091	—
Expiring 01/22/20	BNP Paribas S.A.	CAD	1,935	1,464,000	1,457,307	6,693	—
Expiring 01/22/20	BNP Paribas S.A.	CAD	1,775	1,336,000	1,336,720	—	(720)
Expiring 01/22/20	BNP Paribas S.A.	CAD	1,717	1,293,000	1,293,226	—	(226)
Chilean Peso,
Expiring 12/18/19	Barclays Bank PLC	CLP	364,854	510,000	453,928	56,072	—
Expiring 12/18/19	Barclays Bank PLC	CLP	357,323	483,000	444,559	38,441	—
Expiring 12/18/19	Citibank, N.A.	CLP	545,486	752,000	678,658	73,342	—
Expiring 12/18/19	Goldman Sachs International	CLP	389,713	526,000	484,856	41,144	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	6,007,983	8,332,848	7,474,744	858,104	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	583,856	818,000	726,395	91,605	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	3,003,992	4,223,538	3,737,372	486,166	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	3,003,992	4,166,424	3,737,372	429,052	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	778,963	1,078,000	969,135	108,865	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	575,673	797,000	716,215	80,785	—
Expiring 03/18/20	Barclays Bank PLC	CLP	2,255,754	2,841,000	2,813,050	27,950	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	5,889,764	7,427,427	7,344,862	82,565	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	4,976,959	6,273,741	6,206,543	67,198	—
Chinese Renminbi,
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	31,502	4,469,000	4,470,972	—	(1,972)
Colombian Peso,
Expiring 12/18/19	Barclays Bank PLC	COP	3,326,943	984,000	944,846	39,154	—
Expiring 12/18/19	Barclays Bank PLC	COP	2,611,778	771,000	741,740	29,260	—
Expiring 12/18/19	Barclays Bank PLC	COP	1,934,104	572,000	549,282	22,718	—
Expiring 12/18/19	Barclays Bank PLC	COP	1,694,833	485,000	481,329	3,671	—
Expiring 12/18/19	Barclays Bank PLC	COP	1,371,348	396,000	389,460	6,540	—
Expiring 12/18/19	Barclays Bank PLC	COP	1,310,509	386,000	372,182	13,818	—
Expiring 12/18/19	BNP Paribas S.A.	COP	2,877,300	828,000	817,148	10,852	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/18/19	Goldman Sachs International	COP	1,514,170	$ 446,000	$ 430,021	$ 15,979	$ —
Expiring 12/18/19	Goldman Sachs International	COP	1,260,181	373,000	357,889	15,111	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	12,348,492	3,601,719	3,506,949	94,770	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	1,541,454	443,000	437,770	5,230	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	1,498,793	435,000	425,654	9,346	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	1,438,759	424,000	408,605	15,395	—
Expiring 12/18/19	UBS AG	COP	1,954,455	564,000	555,062	8,938	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	25,870,557	7,467,543	7,311,475	156,068	—
Czech Koruna,
Expiring 01/17/20	Barclays Bank PLC	CZK	101,577	4,347,587	4,387,528	—	(39,941)
Expiring 01/17/20	Barclays Bank PLC	CZK	20,188	885,000	872,028	12,972	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	CZK	50,713	2,185,000	2,190,493	—	(5,493)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	CZK	16,715	725,000	722,003	2,997	—
Expiring 01/17/20	UBS AG	CZK	22,424	975,000	968,572	6,428	—
Euro,
Expiring 01/17/20	Barclays Bank PLC	EUR	1,528	1,688,000	1,689,518	—	(1,518)
Expiring 01/17/20	Barclays Bank PLC	EUR	1,277	1,421,000	1,412,113	8,887	—
Expiring 01/17/20	Barclays Bank PLC	EUR	739	818,000	816,961	1,039	—
Expiring 01/17/20	Barclays Bank PLC	EUR	726	803,000	802,914	86	—
Expiring 01/17/20	BNP Paribas S.A.	EUR	1,842	2,059,000	2,036,993	22,007	—
Expiring 01/17/20	BNP Paribas S.A.	EUR	1,361	1,520,000	1,504,946	15,054	—
Expiring 01/17/20	BNP Paribas S.A.	EUR	658	730,000	727,522	2,478	—
Expiring 01/17/20	Citibank, N.A.	EUR	116	128,797	128,248	549	—
Expiring 01/17/20	Goldman Sachs International	EUR	25,582	28,388,082	28,287,718	100,364	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	EUR	27,440	30,481,629	30,342,829	138,800	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	EUR	3,024	3,363,553	3,344,339	19,214	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	EUR	645	721,000	712,909	8,091	—
Expiring 01/17/20	UBS AG	EUR	29,804	33,019,305	32,956,620	62,685	—
Hungarian Forint,
Expiring 01/17/20	BNP Paribas S.A.	HUF	174,341	578,000	575,970	2,030	—
Expiring 01/17/20	Citibank, N.A.	HUF	1,992,971	6,667,463	6,584,170	83,293	—
Expiring 01/17/20	Citibank, N.A.	HUF	215,418	730,000	711,676	18,324	—
Expiring 01/17/20	Citibank, N.A.	HUF	215,026	729,000	710,382	18,618	—
Expiring 01/17/20	Citibank, N.A.	HUF	182,021	611,000	601,342	9,658	—
Indian Rupee,
Expiring 12/18/19	Bank of America, N.A.	INR	76,198	1,060,000	1,060,170	—	(170)
Expiring 12/18/19	Barclays Bank PLC	INR	191,684	2,656,000	2,666,958	—	(10,958)
Expiring 12/18/19	Barclays Bank PLC	INR	140,317	1,970,000	1,952,280	17,720	—
Expiring 12/18/19	Barclays Bank PLC	INR	72,864	1,012,000	1,013,781	—	(1,781)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	INR	59,136	$ 825,000	$ 822,779	$ 2,221	$ —
Expiring 12/18/19	Barclays Bank PLC	INR	56,413	788,000	784,892	3,108	—
Expiring 12/18/19	BNP Paribas S.A.	INR	46,742	650,000	650,330	—	(330)
Expiring 12/18/19	Citibank, N.A.	INR	55,457	774,000	771,592	2,408	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	80,980	1,131,000	1,126,697	4,303	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	INR	90,637	1,276,000	1,261,061	14,939	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	INR	59,652	834,000	829,956	4,044	—
Expiring 03/18/20	Citibank, N.A.	INR	199,359	2,757,000	2,746,857	10,143	—
Indonesian Rupiah,
Expiring 12/18/19	Barclays Bank PLC	IDR	23,409,216	1,656,000	1,655,669	331	—
Expiring 12/18/19	Barclays Bank PLC	IDR	19,618,228	1,372,000	1,387,543	—	(15,543)
Expiring 12/18/19	Barclays Bank PLC	IDR	12,260,820	858,000	867,174	—	(9,174)
Expiring 12/18/19	Barclays Bank PLC	IDR	10,941,255	767,000	773,845	—	(6,845)
Expiring 12/18/19	BNP Paribas S.A.	IDR	11,872,109	829,000	839,681	—	(10,681)
Expiring 12/18/19	BNP Paribas S.A.	IDR	11,045,300	775,000	781,203	—	(6,203)
Expiring 12/18/19	Citibank, N.A.	IDR	17,451,350	1,225,000	1,234,286	—	(9,286)
Expiring 12/18/19	Citibank, N.A.	IDR	16,680,492	1,179,000	1,179,765	—	(765)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	71,705,538	4,988,211	5,071,534	—	(83,323)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	19,785,940	1,388,000	1,399,405	—	(11,405)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	8,444,320	593,000	597,243	—	(4,243)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	6,257,240	440,000	442,557	—	(2,557)
Israeli Shekel,
Expiring 12/18/19	Bank of America, N.A.	ILS	2,945	837,000	848,097	—	(11,097)
Expiring 12/18/19	Barclays Bank PLC	ILS	10,007	2,853,949	2,881,800	—	(27,851)
Expiring 12/18/19	Barclays Bank PLC	ILS	3,089	877,000	889,586	—	(12,586)
Expiring 12/18/19	Citibank, N.A.	ILS	3,262	924,000	939,257	—	(15,257)
Expiring 12/18/19	Citibank, N.A.	ILS	2,704	767,000	778,573	—	(11,573)
Expiring 12/18/19	Citibank, N.A.	ILS	2,456	695,000	707,256	—	(12,256)
Japanese Yen,
Expiring 01/17/20	Barclays Bank PLC	JPY	104,082	958,000	954,544	3,456	—
Expiring 01/17/20	BNP Paribas S.A.	JPY	173,184	1,599,000	1,588,275	10,725	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	JPY	194,140	1,803,481	1,780,467	23,014	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	JPY	111,807	1,029,000	1,025,381	3,619	—
Mexican Peso,
Expiring 12/18/19	Barclays Bank PLC	MXN	9,915	505,000	505,743	—	(743)
Expiring 12/18/19	Barclays Bank PLC	MXN	9,540	484,000	486,588	—	(2,588)
Expiring 12/18/19	Goldman Sachs International	MXN	96,301	4,922,125	4,911,959	10,166	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	8,615	437,000	439,419	—	(2,419)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 12/18/19	Barclays Bank PLC	TWD	69,869	$ 2,255,000	$ 2,291,152	$ —	$ (36,152)
Expiring 12/18/19	Barclays Bank PLC	TWD	64,932	2,123,000	2,129,258	—	(6,258)
Expiring 12/18/19	Barclays Bank PLC	TWD	42,051	1,386,000	1,378,950	7,050	—
Expiring 12/18/19	BNP Paribas S.A.	TWD	57,821	1,887,000	1,896,089	—	(9,089)
Expiring 12/18/19	BNP Paribas S.A.	TWD	57,335	1,859,000	1,880,147	—	(21,147)
Expiring 12/18/19	Citibank, N.A.	TWD	347,490	11,187,707	11,394,948	—	(207,241)
Expiring 12/18/19	Goldman Sachs International	TWD	73,753	2,428,000	2,418,517	9,483	—
Expiring 12/18/19	Goldman Sachs International	TWD	53,826	1,736,000	1,765,084	—	(29,084)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	53,073	1,744,000	1,740,391	3,609	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	51,709	1,671,000	1,695,652	—	(24,652)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	39,107	1,266,000	1,282,394	—	(16,394)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	30,264	985,000	992,425	—	(7,425)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	27,545	900,000	903,273	—	(3,273)
New Zealand Dollar,
Expiring 01/22/20	Barclays Bank PLC	NZD	1,983	1,271,000	1,273,690	—	(2,690)
Expiring 01/22/20	Barclays Bank PLC	NZD	1,243	790,000	798,587	—	(8,587)
Expiring 01/22/20	BNP Paribas S.A.	NZD	1,123	722,000	721,335	665	—
Expiring 01/22/20	BNP Paribas S.A.	NZD	932	596,000	598,658	—	(2,658)
Expiring 01/22/20	Morgan Stanley & Co. International PLC	NZD	5,194	3,296,253	3,336,544	—	(40,291)
Norwegian Krone,
Expiring 01/17/20	Barclays Bank PLC	NOK	5,556	606,000	603,323	2,677	—
Expiring 01/17/20	BNP Paribas S.A.	NOK	9,317	1,022,000	1,011,705	10,295	—
Expiring 01/17/20	BNP Paribas S.A.	NOK	7,016	765,000	761,933	3,067	—
Expiring 01/17/20	Citibank, N.A.	NOK	12,965	1,418,000	1,407,914	10,086	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	NOK	6,350	693,000	689,612	3,388	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	NOK	10,947	1,201,000	1,188,722	12,278	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	NOK	7,227	787,000	784,779	2,221	—
Peruvian Nuevo Sol,
Expiring 12/18/19	Bank of America, N.A.	PEN	4,014	1,196,000	1,178,029	17,971	—
Expiring 12/18/19	Bank of America, N.A.	PEN	3,338	995,000	979,728	15,272	—
Expiring 12/18/19	Barclays Bank PLC	PEN	2,620	778,000	769,027	8,973	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	8,049	2,398,000	2,362,390	35,610	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	5,259	1,546,000	1,543,437	2,563	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	4,575	1,365,000	1,342,827	22,173	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	3,263	968,000	957,525	10,475	—
Expiring 12/18/19	Citibank, N.A.	PEN	2,774	832,000	814,224	17,776	—
Expiring 12/18/19	Goldman Sachs International	PEN	5,580	1,670,000	1,637,555	32,445	—
Expiring 12/18/19	Goldman Sachs International	PEN	4,581	1,369,000	1,344,412	24,588	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	5,001	1,480,000	1,467,708	12,292	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	2,949	$ 873,000	$ 865,622	$ 7,378	$ —
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	2,666	794,000	782,396	11,604	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PEN	1,941	577,000	569,702	7,298	—
Expiring 03/18/20	Bank of America, N.A.	PEN	2,124	624,869	621,431	3,438	—
Expiring 03/18/20	BNP Paribas S.A.	PEN	3,278	962,000	959,017	2,983	—
Expiring 03/18/20	Citibank, N.A.	PEN	3,879	1,140,000	1,134,711	5,289	—
Expiring 03/18/20	Goldman Sachs International	PEN	22,252	6,567,761	6,508,973	58,788	—
Philippine Peso,
Expiring 12/18/19	Barclays Bank PLC	PHP	94,707	1,806,000	1,861,627	—	(55,627)
Expiring 12/18/19	Barclays Bank PLC	PHP	64,161	1,222,000	1,261,201	—	(39,201)
Expiring 12/18/19	Barclays Bank PLC	PHP	61,116	1,168,000	1,201,336	—	(33,336)
Expiring 12/18/19	Barclays Bank PLC	PHP	51,395	986,000	1,010,265	—	(24,265)
Expiring 12/18/19	Barclays Bank PLC	PHP	47,402	932,000	931,761	239	—
Expiring 12/18/19	Goldman Sachs International	PHP	43,127	830,000	847,734	—	(17,734)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	72,889	1,429,000	1,432,763	—	(3,763)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	70,611	1,389,000	1,387,989	1,011	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	40,074	768,000	787,730	—	(19,730)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PHP	66,249	1,262,000	1,302,236	—	(40,236)
Expiring 03/18/20	Barclays Bank PLC	PHP	135,797	2,658,000	2,661,595	—	(3,595)
Expiring 03/18/20	Barclays Bank PLC	PHP	66,677	1,307,874	1,306,862	1,012	—
Expiring 03/18/20	BNP Paribas S.A.	PHP	52,168	1,023,000	1,022,479	521	—
Polish Zloty,
Expiring 01/17/20	Barclays Bank PLC	PLN	4,059	1,043,789	1,036,057	7,732	—
Expiring 01/17/20	BNP Paribas S.A.	PLN	10,098	2,593,000	2,577,726	15,274	—
Expiring 01/17/20	Goldman Sachs International	PLN	2,644	684,000	675,066	8,934	—
Russian Ruble,
Expiring 12/18/19	Bank of America, N.A.	RUB	60,953	925,000	944,667	—	(19,667)
Expiring 12/18/19	Barclays Bank PLC	RUB	37,098	562,000	574,955	—	(12,955)
Expiring 12/18/19	Goldman Sachs International	RUB	291,145	4,534,256	4,512,218	22,038	—
Expiring 12/18/19	Goldman Sachs International	RUB	268,749	4,186,119	4,165,124	20,995	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	298,839	4,662,800	4,631,465	31,335	—
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	1,621	1,182,000	1,185,632	—	(3,632)
South African Rand,
Expiring 12/18/19	Barclays Bank PLC	ZAR	29,332	1,913,013	1,995,552	—	(82,539)
Expiring 12/18/19	Barclays Bank PLC	ZAR	4,551	297,000	309,604	—	(12,604)
Expiring 12/18/19	BNP Paribas S.A.	ZAR	11,280	757,000	767,411	—	(10,411)
Expiring 12/18/19	Citibank, N.A.	ZAR	5,355	353,000	364,335	—	(11,335)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 12/18/19	Barclays Bank PLC	KRW	826,414	$ 692,000	$ 699,781	$ —	$ (7,781)
Expiring 12/18/19	BNP Paribas S.A.	KRW	5,271,569	4,480,340	4,463,796	16,544	—
Expiring 12/18/19	BNP Paribas S.A.	KRW	674,484	562,000	571,132	—	(9,132)
Expiring 12/18/19	Citibank, N.A.	KRW	3,545,803	3,022,000	3,002,473	19,527	—
Expiring 12/18/19	Citibank, N.A.	KRW	3,254,036	2,707,297	2,755,414	—	(48,117)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	2,848,999	2,436,000	2,412,442	23,558	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	1,017,781	849,000	861,825	—	(12,825)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	991,944	828,000	839,946	—	(11,946)
Swedish Krona,
Expiring 01/17/20	Barclays Bank PLC	SEK	9,239	945,000	967,616	—	(22,616)
Expiring 01/17/20	BNP Paribas S.A.	SEK	9,963	1,030,000	1,043,474	—	(13,474)
Expiring 01/17/20	BNP Paribas S.A.	SEK	6,404	670,000	670,672	—	(672)
Expiring 01/17/20	Citibank, N.A.	SEK	9,030	944,000	945,762	—	(1,762)
Expiring 01/17/20	Morgan Stanley & Co. International PLC	SEK	27,588	2,832,068	2,889,345	—	(57,277)
Swiss Franc,
Expiring 01/17/20	Barclays Bank PLC	CHF	1,624	1,649,000	1,631,262	17,738	—
Expiring 01/17/20	Barclays Bank PLC	CHF	966	979,000	970,317	8,683	—
Expiring 01/17/20	BNP Paribas S.A.	CHF	2,363	2,400,000	2,373,550	26,450	—
Expiring 01/17/20	BNP Paribas S.A.	CHF	1,202	1,218,000	1,207,408	10,592	—
Expiring 01/17/20	BNP Paribas S.A.	CHF	1,177	1,195,000	1,182,358	12,642	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CHF	1,392	1,419,000	1,397,929	21,071	—
Expiring 01/17/20	UBS AG	CHF	14,595	14,722,232	14,657,562	64,670	—
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	49,830	1,652,000	1,649,697	2,303	—
Expiring 12/18/19	Barclays Bank PLC	THB	47,604	1,574,000	1,576,016	—	(2,016)
Expiring 12/18/19	Barclays Bank PLC	THB	37,863	1,255,000	1,253,533	1,467	—
Expiring 12/18/19	Barclays Bank PLC	THB	31,411	1,020,000	1,039,913	—	(19,913)
Expiring 12/18/19	BNP Paribas S.A.	THB	53,550	1,764,000	1,772,864	—	(8,864)
Expiring 12/18/19	Citibank, N.A.	THB	31,258	1,033,000	1,034,853	—	(1,853)
Expiring 12/18/19	Citibank, N.A.	THB	26,743	869,000	885,390	—	(16,390)
Expiring 12/18/19	Goldman Sachs International	THB	40,333	1,311,000	1,335,292	—	(24,292)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	441,221	14,619,637	14,607,386	12,251	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	42,699	1,412,000	1,413,622	—	(1,622)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	31,845	1,037,000	1,054,296	—	(17,296)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	20,821	676,000	689,309	—	(13,309)
Turkish Lira,
Expiring 12/18/19	Barclays Bank PLC	TRY	3,420	574,000	591,806	—	(17,806)
Expiring 12/18/19	Barclays Bank PLC	TRY	3,314	547,000	573,557	—	(26,557)
Expiring 12/18/19	Barclays Bank PLC	TRY	2,994	497,000	518,051	—	(21,051)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Forward foreign currency exchange contracts outstanding at November 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	TRY	2,462	$ 413,000	$ 426,147	$ —	$ (13,147)
Expiring 12/18/19	Barclays Bank PLC	TRY	2,034	351,000	352,054	—	(1,054)
Expiring 12/18/19	Goldman Sachs International	TRY	4,344	746,000	751,705	—	(5,705)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	4,908	822,000	849,377	—	(27,377)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	2,323	380,000	402,001	—	(22,001)
Expiring 03/18/20	UBS AG	TRY	1,640	279,247	277,483	1,764	—
				$480,766,912	$477,892,495	4,625,853	(1,751,436)
						$6,360,523	$(4,219,011)
Credit default swap agreements outstanding at November 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Emirate of Abu Dhabi (D1)	12/20/24	1.000%(Q)	1,000	0.420%	$ 30,285	$ (296)	$ 30,581	Morgan Stanley & Co. International PLC
Federal Republic of Brazil (D1)	12/20/24	1.000%(Q)	6,000	1.241%	(57,069)	(2,100)	(54,969)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D1)	12/20/24	1.000%(Q)	2,000	0.420%	60,471	(592)	61,063	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D1)	12/20/24	1.000%(Q)	1,000	0.701%	16,475	(296)	16,771	Morgan Stanley & Co. International PLC
People’s Republic of China (D1)	12/20/24	1.000%(Q)	4,500	0.391%	142,701	(1,575)	144,276	Morgan Stanley & Co. International PLC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Argentina (D1)	12/20/24	1.000%(Q)	2,500	91.752%	$(1,624,597)	$ (740)	$(1,623,857)	Morgan Stanley & Co. International PLC
Republic of Chile (D1)	12/20/24	1.000%(Q)	1,000	0.568%	22,972	(296)	23,268	Morgan Stanley & Co. International PLC
Republic of Colombia (D1)	12/20/24	1.000%(Q)	2,500	0.901%	16,915	(740)	17,655	Morgan Stanley & Co. International PLC
Republic of Indonesia (D1)	12/20/24	1.000%(Q)	4,000	0.740%	58,176	(1,400)	59,576	Morgan Stanley & Co. International PLC
Republic of Lebanon (D1)	12/20/24	1.000%(Q)	1,000	34.323%	(560,222)	(296)	(559,926)	Morgan Stanley & Co. International PLC
Republic of Panama (D1)	12/20/24	1.000%(Q)	1,000	0.554%	23,682	(296)	23,978	Morgan Stanley & Co. International PLC
Republic of Peru (D1)	12/20/24	1.000%(Q)	1,000	0.574%	22,710	(296)	23,006	Morgan Stanley & Co. International PLC
Republic of Philippines (D1)	12/20/24	1.000%(Q)	1,000	0.405%	30,975	(296)	31,271	Morgan Stanley & Co. International PLC
Republic of South Africa (D1)	12/20/24	1.000%(Q)	4,500	1.861%	(172,759)	(1,575)	(171,184)	Morgan Stanley & Co. International PLC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Turkey (D1)	12/20/24	1.000%(Q)	6,000	3.167%	$ (574,405)	$ (2,100)	$ (572,305)	Morgan Stanley & Co. International PLC
Russian Federation (D1)	12/20/24	1.000%(Q)	4,000	0.692%	67,771	(1,400)	69,171	Morgan Stanley & Co. International PLC
State of Qatar (D1)	12/20/24	1.000%(Q)	1,000	0.424%	30,115	(296)	30,411	Morgan Stanley & Co. International PLC
United Mexican States (D1)	12/20/24	1.000%(Q)	6,000	0.917%	36,069	(2,100)	38,169	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D2)	12/20/24	1.000%(Q)	400	0.420%	12,114	(184)	12,298	Morgan Stanley & Co. International PLC
Federal Republic of Brazil (D2)	12/20/24	1.000%(Q)	2,400	1.241%	(22,827)	(1,231)	(21,596)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D2)	12/20/24	1.000%(Q)	800	0.420%	24,189	(367)	24,556	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D2)	12/20/24	1.000%(Q)	400	0.701%	6,590	(184)	6,774	Morgan Stanley & Co. International PLC
People’s Republic of China (D2)	12/20/24	1.000%(Q)	1,800	0.391%	57,081	(826)	57,907	Morgan Stanley & Co. International PLC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Argentina (D2)	12/20/24	1.000%(Q)	1,000	91.752%	$ (649,839)	$ (459)	$ (649,380)	Morgan Stanley & Co. International PLC
Republic of Chile (D2)	12/20/24	1.000%(Q)	400	0.568%	9,188	(184)	9,372	Morgan Stanley & Co. International PLC
Republic of Colombia (D2)	12/20/24	1.000%(Q)	1,000	0.901%	6,766	(459)	7,225	Morgan Stanley & Co. International PLC
Republic of Indonesia (D2)	12/20/24	1.000%(Q)	1,600	0.740%	23,271	(734)	24,005	Morgan Stanley & Co. International PLC
Republic of Lebanon (D2)	12/20/24	1.000%(Q)	400	34.323%	(224,089)	(184)	(223,905)	Morgan Stanley & Co. International PLC
Republic of Panama (D2)	12/20/24	1.000%(Q)	400	0.554%	9,472	(184)	9,656	Morgan Stanley & Co. International PLC
Republic of Peru (D2)	12/20/24	1.000%(Q)	400	0.574%	9,084	(184)	9,268	Morgan Stanley & Co. International PLC
Republic of Philippines (D2)	12/20/24	1.000%(Q)	400	0.405%	12,389	(184)	12,573	Morgan Stanley & Co. International PLC
Republic of South Africa (D2)	12/20/24	1.000%(Q)	1,800	1.861%	(69,103)	(826)	(68,277)	Morgan Stanley & Co. International PLC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Turkey (D2)	12/20/24	1.000%(Q)	2,400	3.167%	$ (229,761)	$ (1,231)	$ (228,530)	Morgan Stanley & Co. International PLC
Russian Federation (D2)	12/20/24	1.000%(Q)	1,600	0.692%	27,109	(734)	27,843	Morgan Stanley & Co. International PLC
State of Qatar (D2)	12/20/24	1.000%(Q)	400	0.424%	12,046	(184)	12,230	Morgan Stanley & Co. International PLC
United Mexican States (D2)	12/20/24	1.000%(Q)	2,400	0.917%	14,428	(1,231)	15,659	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D3)	12/20/24	1.000%(Q)	800	0.420%	24,229	(852)	25,081	Barclays Bank PLC
Federal Republic of Brazil (D3)	12/20/24	1.000%(Q)	4,800	1.241%	(45,655)	(5,114)	(40,541)	Barclays Bank PLC
Federation of Malaysia (D3)	12/20/24	1.000%(Q)	1,600	0.420%	48,376	(1,705)	50,081	Barclays Bank PLC
Kingdom of Saudi Arabia (D3)	12/20/24	1.000%(Q)	800	0.701%	13,180	(852)	14,032	Barclays Bank PLC
People’s Republic of China (D3)	12/20/24	1.000%(Q)	3,600	0.391%	114,161	(3,836)	117,997	Barclays Bank PLC
Republic of Argentina (D3)	12/20/24	1.000%(Q)	2,000	91.752%	(1,299,678)	(2,131)	(1,297,547)	Barclays Bank PLC
Republic of Chile (D3)	12/20/24	1.000%(Q)	800	0.568%	18,378	(852)	19,230	Barclays Bank PLC
Republic of Colombia (D3)	12/20/24	1.000%(Q)	2,000	0.901%	13,531	(2,131)	15,662	Barclays Bank PLC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Indonesia (D3)	12/20/24	1.000%(Q)	3,200	0.740%	$ 46,541	$ (3,409)	$ 49,950	Barclays Bank PLC
Republic of Lebanon (D3)	12/20/24	1.000%(Q)	800	34.323%	(448,178)	(852)	(447,326)	Barclays Bank PLC
Republic of Panama (D3)	12/20/24	1.000%(Q)	800	0.554%	18,946	(852)	19,798	Barclays Bank PLC
Republic of Peru (D3)	12/20/24	1.000%(Q)	800	0.574%	18,168	(852)	19,020	Barclays Bank PLC
Republic of Philippines (D3)	12/20/24	1.000%(Q)	800	0.405%	24,780	(852)	25,632	Barclays Bank PLC
Republic of South Africa (D3)	12/20/24	1.000%(Q)	3,600	1.861%	(138,207)	(3,836)	(134,371)	Barclays Bank PLC
Republic of Turkey (D3)	12/20/24	1.000%(Q)	4,800	3.167%	(459,523)	(5,114)	(454,409)	Barclays Bank PLC
Russian Federation (D3)	12/20/24	1.000%(Q)	3,200	0.692%	54,218	(3,409)	57,627	Barclays Bank PLC
State of Qatar (D3)	12/20/24	1.000%(Q)	800	0.424%	24,092	(852)	24,944	Barclays Bank PLC
United Mexican States (D3)	12/20/24	1.000%(Q)	4,800	0.917%	28,856	(5,114)	33,970	Barclays Bank PLC
					$(5,345,412)	$(68,875)	$(5,276,537)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.32.V1 (D1)	12/20/24	1.000%(Q)	50,000	$2,278,587	$ (52,972)	$2,331,559	Morgan Stanley & Co. International PLC

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*(cont’d.):
CDX.EM.32.V1 (D2)	12/20/24	1.000%(Q)	20,000	$ 911,434	$ (18,019)	$ 929,453	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D3)	12/20/24	1.000%(Q)	40,000	1,822,869	(33,876)	1,856,745	Barclays Bank PLC
				$5,012,890	$(104,867)	$5,117,757
*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D03).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Acas CLO Ltd.	12/18/19	0.500%(M)	479	0.500%	$ 173	$—	$ 173	Goldman Sachs International
Alcentra CLO	12/18/19	1.000%(M)	302	*	218	—	218	Goldman Sachs International
AngeloGordon CLO	12/18/19	1.000%(M)	290	*	210	—	210	Goldman Sachs International
Bear Stearns Asset Backed Securities	12/30/19	1.250%(M)	2,052	*	2,633	—	2,633	Goldman Sachs International
Bear Stearns Asset Backed Securities	12/30/19	1.250%(M)	1,175	*	1,508	—	1,508	Goldman Sachs International
Canyon CLO	12/18/19	0.500%(M)	163	0.500%	59	—	59	Goldman Sachs International
Carlyle CLO	12/18/19	0.500%(M)	593	*	214	—	214	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Carlyle CLO	12/18/19	0.500%(M)	286	0.500%	$ 103	$—	$ 103	Goldman Sachs International
COMM Mortgage Trust	12/30/19	1.250%(M)	1,106	4.550%	1,457	—	1,457	Goldman Sachs International
COMM Mortgage Trust	12/30/19	1.250%(M)	859	*	1,128	—	1,128	Goldman Sachs International
COMM Mortgage Trust	12/30/19	1.250%(M)	805	4.550%	1,061	—	1,061	Goldman Sachs International
COMM Mortgage Trust	12/30/19	1.250%(M)	618	6.940%	812	—	812	Goldman Sachs International
COMM Mortgage Trust	12/30/19	1.250%(M)	572	6.940%	751	—	751	Goldman Sachs International
COMM Mortgage Trust	12/30/19	1.250%(M)	387	*	509	—	509	Goldman Sachs International
Connecticut Avenue Securities	12/30/19	1.250%(M)	4,372	*	5,590	—	5,590	Goldman Sachs International
Connecticut Avenue Securities	12/30/19	1.250%(M)	2,940	*	3,759	—	3,759	Goldman Sachs International
DFG CLO	12/18/19	0.500%(M)	454	0.500%	164	—	164	Goldman Sachs International
Equity One Home Equity	12/30/19	1.250%(M)	766	*	983	—	983	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	12/30/19	1.250%(M)	1,874	*	2,396	—	2,396	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Freddie Mac	12/30/19	1.250%(M)		238	*	$ 304	$—	$ 304	Goldman Sachs International
GMAC Home Equity	12/30/19	1.250%(M)		640	*	819	—	819	Goldman Sachs International
GMAC Home Equity	12/30/19	1.250%(M)		485	*	620	—	620	Goldman Sachs International
GS Mortgage Securities Trust	12/30/19	1.250%(M)		516	7.460%	680	—	680	Goldman Sachs International
GS Mortgage Securities Trust	12/30/19	1.250%(M)		502	6.346%	661	—	661	Goldman Sachs International
GSR Mortgage Loan Trust	12/30/19	1.250%(M)		862	*	1,102	—	1,102	Goldman Sachs International
HPS Investment Partners LLC	12/18/19	0.500%(M)	EUR	385	0.500%	153	—	153	Goldman Sachs International
ICG CLO	12/18/19	0.500%(M)	EUR	2,295	*	176	—	176	Goldman Sachs International
Invesco CLO	12/18/19	0.500%(M)		111	*	40	—	40	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	12/30/19	1.250%(M)		1,399	*	1,844	—	1,844	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	12/30/19	1.250%(M)		873	*	1,147	—	1,147	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
JPMorgan Chase Commercial Mortgage Securities	12/30/19	1.250%(M)	508	*	$ 667	$—	$ 667	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	12/30/19	1.250%(M)	191	*	250	—	250	Goldman Sachs International
KKR CLO	12/18/19	1.000%(M)	270	*	176	—	176	Goldman Sachs International
Lehman Home Equity	12/30/19	1.250%(M)	404	*	517	—	517	Goldman Sachs International
Loomis Sayles & Company LP	12/18/19	0.500%(M)	68	0.500%	25	—	25	Goldman Sachs International
MidOcean CLO	12/18/19	0.500%(M)	320	*	116	—	116	Goldman Sachs International
MJX CLO	12/18/19	0.500%(M)	192	0.500%	69	—	69	Goldman Sachs International
Morgan Stanley BAML Trust	12/30/19	1.250%(M)	592	6.940%	778	—	778	Goldman Sachs International
Morgan Stanley Capital I Trust	12/30/19	1.250%(M)	929	*	1,221	—	1,221	Goldman Sachs International
Morgan Stanley Home Equity	12/30/19	1.250%(M)	494	*	631	—	631	Goldman Sachs International
Och-Ziff CLO	12/18/19	1.000%(M)	522	1.000%	377	—	377	Goldman Sachs International
OZLM Ltd.	12/18/19	1.000%(M)	241	*	33	—	33	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Palmer Square CLO	12/18/19	0.500%(M)	225	*	$ 81	$—	$ 81	Goldman Sachs International
PineBridge CLO	12/18/19	0.500%(M)	137	0.500%	50	—	50	Goldman Sachs International
Shenkman Capital	12/18/19	0.500%(M)	341	49.970%	123	—	123	Goldman Sachs International
Shenkman Capital	12/18/19	1.000%(M)	83	*	12	—	12	Goldman Sachs International
Shenkman Capital	12/18/19	0.500%(M)	76	49.970%	27	—	27	Goldman Sachs International
Sound Point CLO Ltd.	12/18/19	0.500%(M)	1,130	0.500%	408	—	408	Goldman Sachs International
Sound Point CLO Ltd.	12/18/19	1.000%(M)	616	*	445	—	445	Goldman Sachs International
Sound Point CLO Ltd.	12/18/19	1.000%(M)	602	*	435	—	435	Goldman Sachs International
Sound Point CLO Ltd.	12/18/19	0.500%(M)	547	0.500%	197	—	197	Goldman Sachs International
Sound Point CLO Ltd.	12/18/19	1.000%(M)	163	*	118	—	118	Goldman Sachs International
Sound Point CLO Ltd.	12/18/19	1.000%(M)	92	1.000%	67	—	67	Goldman Sachs International
Steele Creek	12/18/19	0.500%(M)	494	0.500%	178	—	178	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Steele Creek	12/18/19	0.500%(M)	462	0.500%	$ 167	$—	$ 167	Goldman Sachs International
Structured Agency Credit Risk	12/30/19	1.250%(M)	4,010	*	5,127	—	5,127	Goldman Sachs International
Structured Agency Credit Risk	12/30/19	1.250%(M)	2,916	*	3,728	—	3,728	Goldman Sachs International
Structured Agency Credit Risk	12/30/19	1.250%(M)	1,358	*	1,736	—	1,736	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	12/30/19	1.250%(M)	1,682	*	2,209	—	2,209	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	12/30/19	1.250%(M)	313	*	411	—	411	Goldman Sachs International
					$51,653	$—	$51,653

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	100	$ (2,997)	$ (1,808)	$ (1,189)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)	1,050	(5,626)	2,673	(8,299)	Credit Suisse International
Republic of Argentina	06/20/21	5.000%(Q)	1,005	589,996	370,732	219,264	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)	420	246,566	158,291	88,275	Barclays Bank PLC
Republic of Argentina	06/20/22	5.000%(Q)	400	240,839	214,001	26,838	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	(1,163)	1,121	(2,284)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	35	(537)	160	(697)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	(460)	340	(800)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(153)	126	(279)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(154)	116	(270)	Citibank, N.A.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	10	$ (154)	$ 42	$ (196)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	(76)	23	(99)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,340	(23,633)	2,266	(25,899)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	180	(1,082)	1,282	(2,364)	Citibank, N.A.
				$1,041,366	$749,365	$292,001

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	12/20/19	1.000%(Q)	1,320	0.311%	$ 3,168	$ 485	$ 2,683	HSBC Bank USA, N.A.
Hellenic Republic	06/20/20	1.000%(Q)	1,000	0.339%	5,709	748	4,961	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	100	1.165%	(362)	(7,041)	6,679	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	100	1.754%	(3,936)	(15,886)	11,950	Bank of America, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	80	0.178%	529	(452)	981	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	115	0.632%	2,090	481	1,609	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.294%	2,656	1,107	1,549	Bank of America, N.A.
Petroleo Brasileiro SA	03/20/20	1.000%(Q)	770	0.274%	3,268	1,408	1,860	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	1.872%	(15,162)	(37,207)	22,045	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	1.872%	(689)	(1,185)	496	Citibank, N.A.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	1.872%	$ (689)	$ (1,006)	$ 317	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	1.872%	(275)	(485)	210	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	1.872%	(276)	(477)	201	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	1.872%	(276)	(400)	124	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	1.872%	(138)	(201)	63	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)	2,340	2.306%	(124,790)	(200,531)	75,741	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	2.478%	(11,975)	(17,176)	5,201	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	1,005	94.497%	(614,863)	(442,518)	(172,345)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	420	94.497%	(256,958)	(194,844)	(62,114)	Barclays Bank PLC
Republic of Argentina	06/20/24	5.000%(Q)	400	94.497%	(244,722)	(226,029)	(18,693)	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)	75	1.232%	(982)	(4,936)	3,954	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	1.108%	(169)	(3,846)	3,677	Bank of America, N.A.
Republic of Turkey	12/20/19	1.000%(Q)	650	0.398%	1,527	(81)	1,608	BNP Paribas S.A.
Republic of Uruguay	06/20/21	1.000%(Q)	600	0.684%	4,133	(3,314)	7,447	Citibank, N.A.
T-Mobile USA, Inc.	12/20/19	5.000%(Q)	1,615	0.162%	20,688	4,122	16,566	Credit Suisse International
					$(1,232,494)	$(1,149,264)	$ (83,230)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Credit default swap agreements outstanding at November 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	90,000	3.226%	$6,050,000	$7,880,633	$1,830,633
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	8,500	0.499%	169,663	222,197	52,534
					$6,219,663	$8,102,830	$1,883,167

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(Q)	5,000	*	$110,422	$85,107	$25,315	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at November 30, 2019:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
539	3 Month LIBOR(Q)	EUR	500	(2.16)%(A)	JPMorgan Chase Bank, N.A.	03/21/23	$(13,535)	$—	$(13,535)
Interest rate swap agreements outstanding at November 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	30,765	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	$ —	$ (149,861)	$ (149,861)
BRL	6,347	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	28,573	28,573
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	34,733	34,733
BRL	5,913	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	37,264	37,264
CNH	8,860	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(36)	605	641
CNH	30,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(96)	1,602	1,698
CNH	28,600	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(21)	6,987	7,008

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Interest rate swap agreements outstanding at November 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	31,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ (19)	$ (9,979)	$ (9,960)
EUR	2,870	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,275)	(9,940)	(3,665)
EUR	7,170	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(92,446)	(188,514)	(96,068)
EUR	950	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(33,708)	(82,114)	(48,406)
EUR	2,480	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(253,501)	(470,740)	(217,239)
GBP	1,280	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(9,325)	(7,406)	1,919
GBP	1,340	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(42,477)	(28,844)	13,633
GBP	375	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(10,533)	(10,874)	(341)
GBP	835	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(19,112)	(27,605)	(8,493)
GBP	366	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(1,031)	(1,031)
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(170,895)	(149,399)	21,496
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(6,125)	(13,396)	(7,271)
	23,300	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	7,818	90,703	82,885
	22,260	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(361)	95,875	96,236
	48,000	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	874,471	29,769	(844,702)
	2,969	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(3,211)	31,299	34,510
	27,550	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	751,583	38,007	(713,576)
	78,740	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	—	(181,882)	(181,882)
	1,905	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(79,030)	(79,030)
	5,615	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	(7,208)	(7,208)
	4,055	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	17,464	(132,900)	(150,364)
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(34,568)	(34,568)
	840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(67,444)	(67,444)
	12,379	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(8,484)	(1,045,196)	(1,036,712)
	7,485	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	5,905	(683,328)	(689,233)
	9,423	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	438	(862,658)	(863,096)
	850	08/05/25	2.234%(S)	3 Month LIBOR(1)(Q)	—	(34,910)	(34,910)
	180	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	(5,358)	(5,358)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Interest rate swap agreements outstanding at November 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,085	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	$ —	$ (90,248)	$ (90,248)
23,512	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(238,671)	(1,309,439)	(1,070,768)
27,550	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(41,068)	(1,484,392)	(1,443,324)
1,785	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	42	(102,311)	(102,353)
148,429	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(128,155)	(2,422,777)	(2,294,622)
190	11/22/26	2.198%(S)	3 Month LIBOR(1)(Q)	—	(7,254)	(7,254)
261	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,193	(7,145)	(11,338)
1,445	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,367	(47,952)	(49,319)
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(15,120)	(15,120)
525	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	(24,261)	(23,899)
26,306	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(387,168)	(2,577,301)	(2,190,133)
6,657	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(29,314)	(688,032)	(658,718)
785	05/11/32	2.465%(S)	3 Month LIBOR(1)(Q)	3,078	(63,355)	(66,433)
390	05/11/49	2.300%(S)	3 Month LIBOR(1)(Q)	47,898	(39,069)	(86,967)
				$ 232,894	$(12,767,424)	$(13,000,318)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).